Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2022
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2022
Prospectus Date	rr_ProspectusDate	Nov. 01, 2022
AdvisorShares Alpha DNA Equity Sentiment ETF | AdvisorShares Alpha DNA Equity Sentiment ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF NYSE Arca Ticker: SENT
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Alpha DNA Equity Sentiment ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 537% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	537.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in U.S. exchange listed equity securities, primarily consisting of common stock of large-, mid-, and small-capitalization U.S. companies, while hedging overall market exposure. The Fund typically holds positions in each of these three market capitalizations and the allocation of assets to each individual stock within each market capitalization is typically equal weighted. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

Alpha DNA Investment Management LLC (the “Sub-Advisor”) uses its proprietary machine learning algorithms to select the individual stocks for the Fund’s portfolio. The Sub-Advisor deploys a systematic quantitative research platform that combines companies’ alternate digital performance data (data about the online interactions between customers and the digital properties of a company) with financial fundamentals (such as revenue and earnings per share) to algorithmically identify companies that it determines are likely to surprise the market with breakout performance in upcoming quarters. After compiling the alternate digital performance data for any individual company or sector into a digital footprint, the Sub-Advisor seeks to identify companies that are outperforming in their industry in order to leverage trading opportunities that may arise when analyst sentiment or expectation is lower for these companies than the expectation projected by the Sub-Advisor’s algorithms. The Fund’s investments focus on growth-oriented market sectors.

The Fund also systematically purchases and sells exchange-traded put options on broad market indices that have traditionally had a high correlation to the stock allocation employed in the portfolio. The Fund’s options overlay strategy is intended to provide the Fund with downside protection. A put option seeks to protect the Fund against a decline in price. A put option gives the purchaser of the option, in exchange for the premium paid, the right to sell the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). In contrast, the seller of a put option, in exchange for the premium received, is obligated to sell the underlying asset at the strike price on the expiration date. In the event the underlying asset declines in value, the value of a put option will generally increase. In the event the underlying asset appreciates in value, the value of a put option will generally decrease. The options utilized by the Fund may be based on broad U.S. market indices, such as the S&P 500 or Russell 2000 (“U.S. Indices”), or on ETFs that replicate such indices.

The combination of a diversified portfolio of equity securities and the downside protection from index-based put options is intended to provide the Fund with a portion of the returns associated with equity market investments while potentially exposing investors to less risk than traditional long-only equity strategies. Specifically, the Fund seeks to provide a competitive risk adjusted return over a full market cycle (defined as three to five years) relative to the Russell 3000 Index with lower volatility than traditional long-only equity strategies. The Fund’s strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Many derivatives (including option contracts) create leverage thereby causing the Fund to be more volatile than it would be if it had not invested in derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to credit risk (the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations).

Options Risk. Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks. The Fund’s use of put options can lead to losses because of adverse movements in the price or value of the underlying asset, which may be magnified by certain features of the options. When selling a put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is below the strike price by an amount equal to or greater than the premium. Purchasing of put options involves the payment of premiums, which may adversely affect the Fund’s performance. Purchasing a put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire unexercised, resulting in the Fund’s loss of the premium it paid for the option.

The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset. The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying asset. If the price of the underlying asset of an option is above the strike price of a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. While the Fund will segregate liquid assets at least equal in value to the maximum potential loss for the Fund, the Fund could still lose a significant amount or nearly all of its value if the price of an underlying asset changes significantly enough.

When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires unexercised, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Large-Capitalization Risk. Large-cap securities tend to go in and out of favor based on market and economic conditions. During a period when the demand for large-cap securities is less than for other types of investments — small-cap securities, for instance — the Fund’s performance could be reduced.

Management Risk. The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Mid-Capitalization Risk. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Models and Data Risk. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. In addition, the use of predictive models has inherent risk. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and performance that is lower than expected and potentially greater tax exposure.

Small-Capitalization Risk. Security prices of small-cap companies may be more volatile than those of larger companies and, therefore, the Fund’s share price may be more volatile than it would be if it did not invest in small-cap companies.

Tax Risk. If positions held by the Fund pursuant to its options overlay strategy were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury Regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment in the hands of non-corporate shareholders or be eligible for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
AdvisorShares Alpha DNA Equity Sentiment ETF | AdvisorShares Alpha DNA Equity Sentiment ETF | AdvisorShares Alpha DNA Equity Sentiment ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SENT
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,236
AdvisorShares Dorsey Wright ADR ETF | AdvisorShares Dorsey Wright ADR ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES DORSEY WRIGHT ADR ETF NASDAQ Ticker: AADR
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Dorsey Wright ADR ETF (the “Fund”) seeks long-term capital appreciation above international benchmarks such as the MSCI EAFE Index.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year ended June 30, 2022, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”). Dorsey, Wright & Associates, LLC (the “Sub-Advisor”) seeks to achieve the Fund’s investment objective by selecting primarily a portfolio of U.S.-traded securities of non-U.S. organizations, most often American Depositary Receipts (“ADRs”). ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company. Under normal circumstances, the Fund will invest at least 80% of its total assets in ADRs and in securities that have economic characteristics similar to ADRs. The Fund invests in developed and emerging markets and may invest in securities of any market capitalization. The Fund also may invest in repurchase agreements.

The Fund’s investment focus follows the Sub-Advisor’s core philosophy of relative strength. Relative strength investing involves buying securities that have appreciated in price more than the other securities in the investment universe and holding those securities until they underperform. The strategy is entirely based on market movement of the securities and there is no company fundamental data involved in the analysis. The Sub-Advisor’s process is systematic and removes emotion from the day-to-day decision making. In implementing the strategy, the Sub-Advisor takes into account current sector and industry group allocations in order to keep the strategy diversified. There is no consideration given to the allocation between developed and emerging markets; the strategy will allocate between the two depending on global price trends.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its total assets in ADRs
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

American Depositary Receipt Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries, changes in the exchange rates of, or exchange control regulations associated with, foreign currencies, and differing accounting, auditing, financial reporting, and legal standards and practices. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Currency Risk. The Fund’s direct and indirect exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Emerging Markets Risk. Emerging markets, which consist of countries or markets with low to middle income economies as classified by the World Bank and other countries or markets with similar characteristics as determined by the Sub-Advisor, can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Foreign Investment Risk. The Fund’s investments in securities of non-U.S. issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting, investor protection, and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

Illiquid Investments Risk. This risk exists when particular Fund investments are difficult to purchase or sell, which can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Repurchase Agreement Risk. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements, including with respect to recovering or realizing on collateral.

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NASDAQ Stock Market LLC (the “Exchange”), make trading in shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the MSCI EAFE Index. The MSCI EAFE Index is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	31.10%	2Q/2020
Lowest Return	-25.27%	4Q/2018

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(29.86%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.27%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of fund shares may exceed other average annual total returns due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed other average annual total returns due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.

AdvisorShares Dorsey Wright ADR ETF | AdvisorShares Dorsey Wright ADR ETF | AdvisorShares Dorsey Wright ADR ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AADR
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,225
Annual Return 2012	rr_AnnualReturn2012	12.65%
Annual Return 2013	rr_AnnualReturn2013	20.88%
Annual Return 2014	rr_AnnualReturn2014	(0.83%)
Annual Return 2015	rr_AnnualReturn2015	4.38%
Annual Return 2016	rr_AnnualReturn2016	5.58%
Annual Return 2017	rr_AnnualReturn2017	46.90%
Annual Return 2018	rr_AnnualReturn2018	(31.18%)
Annual Return 2019	rr_AnnualReturn2019	35.88%
Annual Return 2020	rr_AnnualReturn2020	12.62%
Annual Return 2021	rr_AnnualReturn2021	6.37%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	6.37%
5 Years	rr_AverageAnnualReturnYear05	10.48%
10 Years	rr_AverageAnnualReturnYear10	9.37%
AdvisorShares Dorsey Wright ADR ETF | AdvisorShares Dorsey Wright ADR ETF | AdvisorShares Dorsey Wright ADR ETF (Prospectus Summary) | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.25%
5 Years	rr_AverageAnnualReturnYear05	10.29%
10 Years	rr_AverageAnnualReturnYear10	9.25%
AdvisorShares Dorsey Wright ADR ETF | AdvisorShares Dorsey Wright ADR ETF | AdvisorShares Dorsey Wright ADR ETF (Prospectus Summary) | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.05%
5 Years	rr_AverageAnnualReturnYear05	8.29%
10 Years	rr_AverageAnnualReturnYear10	7.71%
AdvisorShares Dorsey Wright ADR ETF | AdvisorShares Dorsey Wright ADR ETF | AdvisorShares Dorsey Wright ADR ETF (Prospectus Summary) | MSCI EAFE Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.26%
5 Years	rr_AverageAnnualReturnYear05	9.55%
10 Years	rr_AverageAnnualReturnYear10	8.03%
AdvisorShares Dorsey Wright FSM US Core ETF | AdvisorShares Dorsey Wright FSM US Core ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES Dorsey Wright FSM US CORE ETF NASDAQ Ticker: DWUS
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Dorsey Wright FSM US Core ETF (the “Fund”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of exchange-traded funds and/or money market funds in which it invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that is primarily a “fund of funds.” The Advisor seeks to achieve the Fund’s investment objective by investing in ETFs that invest primarily in domestic large-capitalization equity securities. During periods in which the Advisor believes the market indicates broad equity weakness and cash strength, the Fund invests in fixed income ETFs with a short or ultra-short duration, money market funds, cash and cash equivalents (“Defensive Investments”). The Fund may invest in affiliated and unaffiliated ETFs. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in US investments.

The Advisor allocates the Fund’s portfolio investments using research obtained from the FSM Core Solution US Core Model (the “FSM US Core Model”), a proprietary model developed by Dorsey, Wright and Associates, LLC (“DWA”). The FSM US Core Model applies a proprietary ranking system based on certain technical indicators to a pre-determined universe of US large-cap ETFs, selected by DWA. Each ETF within the universe that ranks in a top tier is included in the model. If an ETF in the portfolio no longer ranks in a top tier at the time of rebalancing, then that ETF is removed and the position is allocated to a Defensive Investment.

The Advisor uses the FSM US Core Model to measure the relative ranking of the Fund’s core portfolio. When the model identifies broad equity weakness and cash strength, the Advisor will sell equity positions in order to allocate some or all of the portfolio to Defensive Investments. When the Fund is invested in Defensive Investments, the Advisor will shorten the Fund’s rebalancing frequency to seek to move back into equity ETF positions once the model again identifies favorable equity market conditions.

The Fund also may invest in repurchase agreements.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in US investments.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, described below, that may affect the value of its shares including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Allocation Risk. The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the selection of ETFs and the allocation of assets among such ETFs will cause the Fund to underperform other funds with a similar investment objective that do not allocate their assets in the same manner or the market as a whole.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Repurchase Agreement Risk. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements, including with respect to recovering or realizing on collateral.

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NASDAQ Stock Market LLC (the “Exchange”), make trading in shares inadvisable.

Underlying ETF Risk. Through its investments in ETFs, the Fund is subject to the risks associated with the ETFs’ investments or reference assets/benchmark components, including the possibility that the value of the securities or instruments held by or linked to an ETF could decrease. These risks include any combination of the risks described below, as well as certain of the other risks described in this section. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation to the ETFs and the ETFs’ asset allocation.

●	Concentration Risk. An ETF may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is over-weighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not over-weighted in an industry, group of industries, or sector.

●	Credit Risk. Certain of the ETFs are subject to the risk that a decline in the credit quality of a portfolio investment or reference asset could cause the ETF’s share price to fall. The ETFs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

●	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

●	Fixed Income Securities Risk. An ETF’s investments in, or exposure to, fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the ETF to hold securities paying lower- than-market rates of interest, which could hurt the Fund’s yield or share price.

●	High-Yield Risk. An ETF may invest in, or be exposed to, high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High-yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high-yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments.

●	Income Risk. An ETF may derive dividend and interest income from certain of its investments. This income can vary widely over time. If prevailing market interest rates drop, distribution rates of an ETF’s income producing investments may decline which then may adversely affect the Fund’s value.

●	Interest Rate Risk. An ETF’s investments in or exposure to fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an ETF’s yield will change over time. During periods when interest rates are low, an ETF’s yield (and total return) also may be low. To the extent that the investment adviser or issuer of an ETF anticipates interest rate trends imprecisely, the ETF could miss yield opportunities or its share price could fall.

●	Large-Capitalization Risk. The large-cap segment of the market may underperform other segments of the equity market or the equity market as a whole. The underperformance of large-cap securities may cause the ETF’s performance to be less than expected.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, described below, that may affect the value of its shares including the possible loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.  Both the bar chart and the table assume the reinvestment of all dividends and distributions.  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of September 30, 2022 was -25.46%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.41%	2Q/2020
Lowest Return	-13.44%	1Q/2020

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(25.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.44%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

AdvisorShares Dorsey Wright FSM US Core ETF | AdvisorShares Dorsey Wright FSM US Core ETF | AdvisorShares Dorsey Wright FSM US Core ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWUS
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,420
Annual Return 2020	rr_AnnualReturn2020	36.44%
Annual Return 2021	rr_AnnualReturn2021	19.33%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	19.33%
Since Inception	rr_AverageAnnualReturnSinceInception	27.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2019
AdvisorShares Dorsey Wright FSM US Core ETF | AdvisorShares Dorsey Wright FSM US Core ETF | AdvisorShares Dorsey Wright FSM US Core ETF (Prospectus Summary) | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	19.20%
Since Inception	rr_AverageAnnualReturnSinceInception	27.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2019
AdvisorShares Dorsey Wright FSM US Core ETF | AdvisorShares Dorsey Wright FSM US Core ETF | AdvisorShares Dorsey Wright FSM US Core ETF (Prospectus Summary) | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	11.49%
Since Inception	rr_AverageAnnualReturnSinceInception	21.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2019
AdvisorShares Dorsey Wright FSM US Core ETF | AdvisorShares Dorsey Wright FSM US Core ETF | AdvisorShares Dorsey Wright FSM US Core ETF (Prospectus Summary) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.71%
Since Inception	rr_AverageAnnualReturnSinceInception	23.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2019
AdvisorShares Dorsey Wright FSM All Cap World ETF | AdvisorShares Dorsey Wright FSM All Cap World ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES Dorsey Wright FSM ALL CAP WORLD ETF NASDAQ Ticker: DWAW
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Dorsey Wright FSM All Cap World ETF (the “Fund”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 244% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	244.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of exchange-traded funds and/or money market funds in which it invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that is primarily a “fund of funds.” The Advisor seeks to achieve the Fund’s investment objective by investing in ETFs that invest primarily in domestic and foreign equity securities of any capitalization, including in emerging markets. During periods in which the Advisor believes the market indicates broad equity weakness and cash strength, the Fund invests in fixed income ETFs with a short or ultra-short duration, money market funds, cash and cash equivalents (“Defensive Investments”). The Fund may invest in affiliated and unaffiliated ETFs.

The Advisor allocates the Fund’s portfolio investments using research obtained from the FSM Core Solution All Cap World Core Model (the “FSM All Cap World Model”), a proprietary model developed by Dorsey, Wright and Associates, LLC (“DWA”). The FSM All Cap World Model applies a proprietary ranking system based on certain technical indicators to a pre-determined universe of domestic and foreign equity ETFs, selected by DWA. Each ETF within the universe that ranks in a top tier is identified for inclusion in the model. If an ETF no longer ranks in a top tier at the time of rebalancing, then that ETF is removed and the position is allocated to a Defensive Investment.

The Advisor uses the FSM All Cap World Model to measure the relative ranking of the Fund’s core portfolio. When the model identifies broad equity weakness and cash strength, the Advisor will sell equity positions in order to allocate some or all of the portfolio to Defensive Investments. When the Fund is invested in Defensive Investments, the Advisor will shorten the Fund’s rebalancing frequency to seek to move back into equity ETF positions once the model again identifies favorable equity market conditions. The Fund’s strategy may involve frequent buying and selling securities, which may lead to relatively high portfolio turnover.

The Fund also may invest in repurchase agreements.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, described below, that may affect the value of its shares including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Allocation Risk. The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the selection of ETFs and the allocation of assets among such ETFs will cause the Fund to underperform other funds with a similar investment objective that do not allocate their assets in the same manner or the market as a whole.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Foreign Investment Risk. The Fund’s investments in securities of non-U.S. issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting, investor protection and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. These risks may be heightened for emerging market investments.

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and Fund performance that is lower than expected.

Repurchase Agreement Risk. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements, including with respect to recovering or realizing on collateral.

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NASDAQ Stock Market LLC (the “Exchange”), make trading in shares inadvisable.

Underlying ETF Risk. Through its investments in ETFs, the Fund is subject to the risks associated with the ETFs’ investments or reference assets/benchmark components, including the possibility that the value of the securities or instruments held by or linked to an ETF could decrease. These risks include any combination of the risks described below, as well as certain of the other risks described in this section. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation to the ETFs and the ETFs’ asset allocation.

●	Concentration Risk. An ETF may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is over-weighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not over-weighted in an industry, group of industries, or sector.

●	Credit Risk. Certain of the ETFs are subject to the risk that a decline in the credit quality of a portfolio investment or reference asset could cause the ETF’s share price to fall. The ETFs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

●	Currency Risk. An ETF’s direct and indirect exposure to foreign currencies subjects it to the risk that those currencies will decline in value relative to the U.S. dollar.

●	Emerging Markets Risk. Emerging markets, which consist of countries or markets with low to middle income economies as classified by the World Bank and other countries or markets with similar characteristics as determined by the Advisor, can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

●	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

●	Fixed Income Securities Risk. An ETF’s investments in, or exposure to, fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the ETF to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

●	Foreign Securities Risk. An ETF’s investments in, or exposure to, foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

●	High-Yield Risk. An ETF may invest in, or be exposed to, high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High-yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high-yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments.

●	Income Risk. An ETF may derive dividend and interest income from certain of its investments. This income can vary widely over time. If prevailing market interest rates drop, distribution rates of an ETF’s income producing investments may decline which then may adversely affect the Fund’s value.

●	Interest Rate Risk. An ETF’s investments in or exposure to fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an ETF’s yield will change over time. During periods when interest rates are low, an ETF’s yield (and total return) also may be low. To the extent that the investment adviser or issuer of an ETF anticipates interest rate trends imprecisely, the ETF could miss yield opportunities or its share price could fall.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, described below, that may affect the value of its shares including the possible loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the MSCI All Country World Index (Net), which is an unmanaged free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of September 30, 2022 was -26.12%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.97%	2Q/2020
Lowest Return	-12.21%	1Q/2020

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(26.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.21%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

AdvisorShares Dorsey Wright FSM All Cap World ETF | AdvisorShares Dorsey Wright FSM All Cap World ETF | AdvisorShares Dorsey Wright FSM All Cap World ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWAW
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,545
Annual Return 2020	rr_AnnualReturn2020	48.84%
Annual Return 2021	rr_AnnualReturn2021	3.39%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	3.39%
Since Inception	rr_AverageAnnualReturnSinceInception	23.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2019
AdvisorShares Dorsey Wright FSM All Cap World ETF | AdvisorShares Dorsey Wright FSM All Cap World ETF | AdvisorShares Dorsey Wright FSM All Cap World ETF (Prospectus Summary) | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.85%
Since Inception	rr_AverageAnnualReturnSinceInception	23.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2019
AdvisorShares Dorsey Wright FSM All Cap World ETF | AdvisorShares Dorsey Wright FSM All Cap World ETF | AdvisorShares Dorsey Wright FSM All Cap World ETF (Prospectus Summary) | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception	18.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2019
AdvisorShares Dorsey Wright FSM All Cap World ETF | AdvisorShares Dorsey Wright FSM All Cap World ETF | AdvisorShares Dorsey Wright FSM All Cap World ETF (Prospectus Summary) | MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.54%
Since Inception	rr_AverageAnnualReturnSinceInception	17.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2019
AdvisorShares Dorsey Wright Alpha Equal Weight ETF | AdvisorShares Dorsey Wright Alpha Equal Weight ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES Dorsey Wright ALPHA EQUAL WEIGHT ETF NASDAQ Ticker: DWEQ
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Dorsey Wright Alpha Equal Weight ETF (the “Fund”) seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 495% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	495.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a concentrated portfolio of U.S. equity securities selected from a universe of the largest 1,000 U.S. equity securities based on market capitalization.

The Advisor allocates the Fund’s portfolio using research from a disciplined and quantitative proprietary model (the “U.S. Equal Weight Model”) developed by Dorsey, Wright and Associates, LLC (“DWA”). The U.S. Equal Weight Model utilizes a two-factor approach to invest generally in the top-ranked 40-50 large-cap equity securities on an equal-weighted basis. In constructing the model, industry sectors are first measured and ranked based on their relative strength, and individual equity securities are then selected from the top three sectors. The individual securities selections are also based on relative strength, with securities demonstrating both a buy or bullish signal and rising price momentum ranked higher by the model. The Fund’s portfolio is rebalanced monthly and may experience high turnover.

The Fund’s investment focus follows a core philosophy of relative strength. Relative strength investing involves buying securities that have appreciated in price more than the other securities in the investment universe and holding those securities until they underperform. The strategy is entirely based on market movement of the securities and there is no company fundamental data involved in the analysis. The Advisor’s process is systematic and removes emotion from the day-to-day decision making. In implementing the strategy, stock selection is strictly based on identifying the highest ranked securities as measured by the relative strength investment process.

The Fund also may invest in repurchase agreements.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, described below, that may affect the value of its shares including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Large-Capitalization Risk. The large-cap segment of the market may underperform other segments of the equity market or the equity market as a whole. The underperformance of large-cap securities may cause the Fund’s performance to be less than expected.

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and performance that is lower than expected and potentially greater tax exposure.

Repurchase Agreement Risk. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements, including with respect to recovering or realizing on collateral.

Sector Focus Risk. When the Fund focuses its investments in a particular sector, financial, economic, business, and other developments affecting issuers in that sector will have a greater effect on the Fund than if it had not done so.

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NASDAQ Stock Market LLC (the “Exchange”), make trading in shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, described below, that may affect the value of its shares including the possible loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.  Both the bar chart and the table assume the reinvestment of all dividends and distributions.  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of September 30, 2022 was -32.35%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.90%	3Q/2020
Lowest Return	-26.09%	1Q/2020

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(32.35%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.09%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

AdvisorShares Dorsey Wright Alpha Equal Weight ETF | AdvisorShares Dorsey Wright Alpha Equal Weight ETF | AdvisorShares Dorsey Wright Alpha Equal Weight ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWEQ
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,225
Annual Return 2020	rr_AnnualReturn2020	11.16%
Annual Return 2021	rr_AnnualReturn2021	2.58%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	2.58%
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2019
AdvisorShares Dorsey Wright Alpha Equal Weight ETF | AdvisorShares Dorsey Wright Alpha Equal Weight ETF | AdvisorShares Dorsey Wright Alpha Equal Weight ETF (Prospectus Summary) | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.06%
Since Inception	rr_AverageAnnualReturnSinceInception	6.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2019
AdvisorShares Dorsey Wright Alpha Equal Weight ETF | AdvisorShares Dorsey Wright Alpha Equal Weight ETF | AdvisorShares Dorsey Wright Alpha Equal Weight ETF (Prospectus Summary) | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.58%
Since Inception	rr_AverageAnnualReturnSinceInception	4.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2019
AdvisorShares Dorsey Wright Alpha Equal Weight ETF | AdvisorShares Dorsey Wright Alpha Equal Weight ETF | AdvisorShares Dorsey Wright Alpha Equal Weight ETF (Prospectus Summary) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.71%
Since Inception	rr_AverageAnnualReturnSinceInception	23.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2019
AdvisorShares Dorsey Wright Micro-Cap ETF | AdvisorShares Dorsey Wright Micro-Cap ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF NASDAQ Ticker: DWMC
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Dorsey Wright Micro-Cap ETF (the “Fund”) seeks long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	104.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in U.S.-traded equity securities consisting of common and preferred stock and American Depositary Receipts (“ADRs”). ADRs are securities traded on a local exchange stock exchange that represent interests in securities issued by a foreign publicly listed company. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in micro-cap securities. Dorsey, Wright & Associates, LLC (the “Sub-Advisor”) generally defines a micro-cap company as one having a market capitalization under one billion dollars. In choosing micro-cap securities, the Sub-Advisor creates an investable universe of securities consisting of companies included in the lower half of the Russell 2000 Index based on market capitalization and an additional 1,000 companies with low market capitalizations that are not included in the Russell 2000 Index. This universe of investable securities is limited by certain liquidity screens such as a threshold based on a security’s three-month average dollar volume traded.

The Fund’s investment focus follows the Sub-Advisor’s core philosophy of relative strength. Relative strength investing involves buying securities that have appreciated in price more than the other securities in the investment universe and holding those securities until they underperform. The strategy is entirely based on market movement of the securities and there is no company fundamental data involved in the analysis. The Sub-Advisor’s process is systematic and removes emotion from the day-to-day decision making. In implementing the strategy, stock selection is strictly based on identifying the highest ranked securities as measured by the relative strength investment process. The Fund’s strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in micro-cap securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

American Depositary Receipt Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries, changes in the exchange rates of, or exchange control regulations associated with, foreign currencies, and differing accounting, auditing, financial reporting and legal standards and practices. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Management Risk. The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Micro-Capitalization Risk. Stock prices of micro-cap companies are significantly more volatile, and more vulnerable to adverse business and economic developments, than those of larger companies. Micro-cap stocks may also be thinly traded, making it difficult for the Fund to buy and sell them.

Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and Fund performance that is lower than expected.

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NASDAQ Stock Market LLC (the “Exchange”), make trading in shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the Russell Microcap Index, which measures the performance of the microcap segment of the U.S. equity market. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of September 30, 2022 was -26.85%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	32.56%	4Q/2020
Lowest Return	-32.67%	1Q/2020

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(26.85%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.67%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

AdvisorShares Dorsey Wright Micro-Cap ETF | AdvisorShares Dorsey Wright Micro-Cap ETF | AdvisorShares Dorsey Wright Micro-Cap ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWMC
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	for at least one year from the date of this Prospectus.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	544
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	987
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,218
Annual Return 2019	rr_AnnualReturn2019	26.44%
Annual Return 2020	rr_AnnualReturn2020	21.98%
Annual Return 2021	rr_AnnualReturn2021	35.65%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	35.65%
Since Inception	rr_AverageAnnualReturnSinceInception	14.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 10, 2018
AdvisorShares Dorsey Wright Micro-Cap ETF | AdvisorShares Dorsey Wright Micro-Cap ETF | AdvisorShares Dorsey Wright Micro-Cap ETF (Prospectus Summary) | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	35.42%
Since Inception	rr_AverageAnnualReturnSinceInception	14.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 10, 2018
AdvisorShares Dorsey Wright Micro-Cap ETF | AdvisorShares Dorsey Wright Micro-Cap ETF | AdvisorShares Dorsey Wright Micro-Cap ETF (Prospectus Summary) | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	21.10%
Since Inception	rr_AverageAnnualReturnSinceInception	11.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 10, 2018
AdvisorShares Dorsey Wright Micro-Cap ETF | AdvisorShares Dorsey Wright Micro-Cap ETF | AdvisorShares Dorsey Wright Micro-Cap ETF (Prospectus Summary) | Russell Microcap Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell Microcap Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	19.34%
Since Inception	rr_AverageAnnualReturnSinceInception	9.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 10, 2018
AdvisorShares Dorsey Wright Short ETF | AdvisorShares Dorsey Wright Short ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES DORSEY WRIGHT SHORT ETF NASDAQ Ticker: DWSH
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Dorsey Wright Short ETF (the “Fund”) seeks capital appreciation through short selling securities.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 190% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	190.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses and Total Annual Operating Expenses After Recapture in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of money market funds in which it invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Dorsey, Wright & Associates, LLC (the “Sub-Advisor”) seeks to achieve the Fund’s investment objective by obtaining short exposure to investment returns of the broad U.S. large-capitalization equity market by engaging in short sales of U.S.-traded equity securities and exchange traded funds (“ETF”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments that create or result in short exposure to U.S. equity securities.

The Fund is actively-managed with an investment focus that applies a shorting strategy to the Sub-Advisor’s core philosophy of relative strength. Relative strength investing involves buying securities that have appreciated in price more than the other securities in the investment universe and holding those securities until they underperform. In applying the Fund’s shorting strategy to its core philosophy of relative strength, the Sub-Advisor will identify and short those securities with the highest relative weakness within the universe of investable securities, which is primarily comprised of large-capitalization U.S.-traded equity securities and ETFs.

The Sub-Advisor’s investment process seeks to identify market periods, typically after severe market corrections, where the stocks with the most relative weakness may subsequently outperform the broader market. The Sub-Advisor will utilize a quantitative investment process to seek to identify these periods, and will engage in short sales to seek to outperform the broader equity market. The strategy is entirely based on market movement of the securities and there is no company fundamental data involved in the analysis. The Sub-Advisor’s process is systematic and removes emotion from the day-to-day decision making. In implementing the strategy, stock consideration is strictly based on identifying opportunities to provide short exposure to the lowest ranked securities as measured by the relative strength investment process. The Fund’s strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover.

On a day-to-day basis, for investment purposes and to cover its short positions, the Fund may hold U.S. government securities, short-term high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and cash equivalents with maturities of one year or less, and ETFs that invest in these types of instruments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments that create or result in short exposure to U.S. equity securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

ETF Investment Risk. Through its investments in other ETFs, the Fund is subject to the risks associated with the ETFs’ investments, including the possibility that the value of the securities held by an ETF could decrease. These risks include any combination of the risks described in this section.

Large-Capitalization Risk. Large-cap securities tend to go in and out of favor based on market and economic conditions. During a period when the demand for large-cap securities is less than for other types of investments — small-cap securities, for instance — the Fund’s performance could be reduced.

Management Risk. The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and Fund performance that is lower than expected.

Short Sales Risk. Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited. Short sales involve leverage because the Fund borrows securities and then sells them, effectively leveraging its assets. The use of leverage may magnify gains or losses for the Fund.

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NASDAQ Stock Market LLC (the “Exchange”), make trading in shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of September 30, 2022 was 30.40%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	53.79%	1Q/2020
Lowest Return	-44.78%	2Q/2020

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	30.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	53.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(44.78%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

AdvisorShares Dorsey Wright Short ETF | AdvisorShares Dorsey Wright Short ETF | AdvisorShares Dorsey Wright Short ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWSH
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.46%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.42%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.69%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.77%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	for at least one year from the date of this Prospectus.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 280
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	843
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,432
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,028
Annual Return 2019	rr_AnnualReturn2019	(25.26%)
Annual Return 2020	rr_AnnualReturn2020	(49.55%)
Annual Return 2021	rr_AnnualReturn2021	(25.67%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	(25.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	(26.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 10, 2018
AdvisorShares Dorsey Wright Short ETF | AdvisorShares Dorsey Wright Short ETF | AdvisorShares Dorsey Wright Short ETF (Prospectus Summary) | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(25.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	(26.55%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 10, 2018
AdvisorShares Dorsey Wright Short ETF | AdvisorShares Dorsey Wright Short ETF | AdvisorShares Dorsey Wright Short ETF (Prospectus Summary) | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(15.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(18.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 10, 2018
AdvisorShares Dorsey Wright Short ETF | AdvisorShares Dorsey Wright Short ETF | AdvisorShares Dorsey Wright Short ETF (Prospectus Summary) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.71%
Since Inception	rr_AverageAnnualReturnSinceInception	18.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 10, 2018
AdvisorShares Insider Advantage ETF | AdvisorShares Insider Advantage ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES INSIDER ADVANTAGE ETF NYSE Arca Ticker: SURE
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Insider Advantage ETF (the “Fund”) seeks to generate long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by primarily investing in a portfolio of U.S. traded companies selected from a universe of the largest 3,000 U.S. equity securities based on market capitalization. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

The Fund’s investment focus follows a core philosophy that corporate insiders, such as a company’s executives, board members and/or controlling shareholders, know their company best. The Advisor believes that insider buying and stock buyback programs not only show that corporate insiders see relative value in investing in their own company’s equity securities, but also create favorable market conditions by reducing public equity float (i.e., the share supply available to investors on the public secondary market). The Advisor allocates the Fund’s portfolio using research from a disciplined and quantitative proprietary model, the U.S. Insiders Edge Model, developed by Qubed Capital, LLC. In utilizing the model, the Advisor seeks to remove emotion from day-to-day decision-making by following a systematic process.

The U.S. Insiders Edge Model utilizes a multi-factor approach to identify top-ranked companies on an equal-weighted basis. In constructing the model, individual securities are measured and ranked based on their public equity float, free cash flow, corporate financial leverage and dividend yield. Securities demonstrating a shrinking public equity float, rising free cash flow, falling financial leverage, and high dividend yield are ranked higher by the model, as the model is based on the philosophy that such factors often indicate positive insider sentiment. Stock selection for the Fund is strictly based on identifying the highest-ranked securities as measured by the model. Securities are removed from the portfolio when they are replaced with new securities based on the ranking process. The Fund’s portfolio is rebalanced monthly and may experience high turnover.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Large-Capitalization Company Risk. Large-cap securities tend to go in and out of favor based on market and economic conditions. During a period when the demand for large-cap securities is less than for other types of investments — small-cap securities, for instance — the Fund’s performance could be reduced.

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Mid-Capitalization Company Risk. Mid-size companies may be more volatile and more likely than large-cap companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

Models and Data Risk. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. In addition, the use of predictive models has inherent risk. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and performance that is lower than expected.

Small-Capitalization Company Risk. Security prices of small-cap companies may be more volatile than those of larger companies and, therefore, the Fund’s share price may be more volatile than it would be if it did not invest in small-cap companies.

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the Russell 1000® Value Index Total Return and Russell 3000® Index Total Return. The Russell 1000® Value Index Total Return measures the performance of large- and mid-capitalization value sectors of the U.S. equity market as defined by FTSE Russell and the Russell 3000® Index Total Return measures the performance of the broad U.S. equity market, as defined by FTSE Russell. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of September 30, 2022 was -20.67%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.73%	4Q/2020
Lowest Return	-24.50%	1Q/2020

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(20.67%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.50%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of fund shares may exceed other average annual total returns due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed other average annual total returns due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.

AdvisorShares Insider Advantage ETF | AdvisorShares Insider Advantage ETF | AdvisorShares Insider Advantage ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SURE
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.96%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	for at least one year from the date of this Prospectus.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,173
Annual Return 2012	rr_AnnualReturn2012	15.50%
Annual Return 2013	rr_AnnualReturn2013	42.41%
Annual Return 2014	rr_AnnualReturn2014	14.89%
Annual Return 2015	rr_AnnualReturn2015	(1.50%)
Annual Return 2016	rr_AnnualReturn2016	18.95%
Annual Return 2017	rr_AnnualReturn2017	12.72%
Annual Return 2018	rr_AnnualReturn2018	(15.79%)
Annual Return 2019	rr_AnnualReturn2019	28.07%
Annual Return 2020	rr_AnnualReturn2020	8.85%
Annual Return 2021	rr_AnnualReturn2021	23.18%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	23.18%
5 Years	rr_AverageAnnualReturnYear05	10.27%
10 Years	rr_AverageAnnualReturnYear10	13.70%
AdvisorShares Insider Advantage ETF | AdvisorShares Insider Advantage ETF | AdvisorShares Insider Advantage ETF (Prospectus Summary) | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	22.64%
5 Years	rr_AverageAnnualReturnYear05	9.91%
10 Years	rr_AverageAnnualReturnYear10	13.41%
AdvisorShares Insider Advantage ETF | AdvisorShares Insider Advantage ETF | AdvisorShares Insider Advantage ETF (Prospectus Summary) | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	13.72%
5 Years	rr_AverageAnnualReturnYear05	8.02%
10 Years	rr_AverageAnnualReturnYear10	11.45%
AdvisorShares Insider Advantage ETF | AdvisorShares Insider Advantage ETF | AdvisorShares Insider Advantage ETF (Prospectus Summary) | Russell 1000 Value Index Total Return
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index Total Return (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.16%
5 Years	rr_AverageAnnualReturnYear05	11.16%
10 Years	rr_AverageAnnualReturnYear10	12.97%
AdvisorShares Insider Advantage ETF | AdvisorShares Insider Advantage ETF | AdvisorShares Insider Advantage ETF (Prospectus Summary) | Russell 3000 Value Index Total Return
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index Total Return (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.66%
5 Years	rr_AverageAnnualReturnYear05	17.97%
10 Years	rr_AverageAnnualReturnYear10	16.30%
AdvisorShares Drone Technology ETF | AdvisorShares Drone Technology ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES DRONE TECHNOLOGY ETF NYSE Arca Ticker: UAV
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Drone Technology ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that derive at least 50% of their revenue or profit from the use and/or manufacture of drones or technology used in the development and manufacture of drones (“drone-related businesses”). A company is in a drone-related business if it is (i) directly or indirectly involved in the development, research, or utilization of unmanned aerial vehicles, otherwise known as drones, or (ii) directly involved in research, development and/or production of technologies used in the manufacture and development of drones, such as aviation, autonomous transportation, remote control, and battery technology.

The Fund invests in U.S. exchange traded equity securities primarily consisting of common stock of companies of any market capitalization. The Fund’s investments may include the securities of companies from various industries, industry groups and sub-industries, including Aerospace & Defense, Auto Parts and Equipment, Commercial Services & Supplies, Computer & Electronics Retail, Electronic Equipment, Instruments & Components, Machinery, Electronic Manufacturing Services, Semiconductors & Semiconductor Equipment, and Telecommunication Services, but may include securities from any industry. The Fund will concentrate at least 25% of its investments in the securities of issuers in the Aerospace & Defense Industry.

A variety of methods may be used for security selection. As the Fund primarily focuses on certain industry groups, industries, and sub-industries, The Advisor intends to select companies with dominant positions in their respective markets as well as those in unique positions for growth and expansion. The Advisor has arranged to utilize the resources of DRONELIFE.com, an online publication website that addresses the commercial market for drones and drone technology, to identify companies in drone-related businesses. In addition to the resources of DRONELIFE.com, the Advisor will utilize numerous outside analyst ratings and stock selection rating tools. At times, the Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their future potential value, as measured by the Advisor or outside analysts. The Fund may sell a security when the Advisor believes that the security is overvalued or better investment opportunities are available, or to limit position size within the Fund’s portfolio.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Aerospace and Defense Industry Risk. Government aerospace and defense regulation and spending policies can significantly affect the Aerospace and Defense Industry because many companies involved in the Aerospace and Defense Industry rely to a large extent on U.S. Government (and other) demand for their products and services. There are significant risks inherent in contracting with the U.S. Government that could have a material adverse effect on the business, financial condition and results of operations of industry participants.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Advisor and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Advisor or the Fund’s other service providers, market makers, authorized participants, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. In an extreme case, a shareholder’s ability to transact in Fund shares may be affected.

Drone Companies Risk. Drone companies may have limited product lines, markets, financial resources or personnel and are subject to the risks of changes in business cycles, world economic growth, technological progress, and government regulation. Securities of drone companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. These companies may face intense competition and potentially rapid product obsolescence. In addition, drone companies may be dependent on the U.S. Government and its agencies for a significant portion of their sales, and their success and growth may be dependent on their ability to win future government contracts. As a result, such companies may be negatively affected by budgetary constraints, spending reductions, congressional appropriations, and administrative allocations of funds that affect the U.S. Government and its agencies. Drone companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies, and may be adversely affected by loss or impairment of those rights. Legal and regulatory changes may have an impact on a drone company’s products or services. In addition, drone companies may also be subject to increasing regulatory constraints that may limit the sale or use of a company’s products, including the need to obtain regulatory approvals from certain government agencies. Drone companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Large-Capitalization Risk. Large-cap securities tend to go in and out of favor based on market and economic conditions. During a period when the demand for large-cap securities is less than for other types of investments — small-cap securities, for instance — the Fund’s performance could be reduced.

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Mid-Capitalization Risk. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Non-Diversification Risk. As a non-diversified fund under the federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.

Small- and Micro-Capitalization Risk. Security prices of small-cap companies may be more volatile than those of larger companies and therefore the Fund’s share price may be more volatile than it would be if it did not invest in small-cap companies. These risks are even greater for micro-cap companies.

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Value Investing Risk. Because it intends to invest in value stocks, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Advisor’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is incorrect.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
AdvisorShares Drone Technology ETF | AdvisorShares Drone Technology ETF | AdvisorShares Drone Technology ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	UAV
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	46.51%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	47.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(46.16%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	at least one year from the date of this Prospectus.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	6,211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	8,255
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 9,217
AdvisorShares Focused Equity ETF | AdvisorShares Focused Equity ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES FOCUSED EQUITY ETF NYSE Arca Ticker: CWS
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Focused Equity ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in a focused group of U.S. exchange listed equity securities, including common and preferred stock and American Depositary Receipts (“ADRs”). ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The investment strategy is expected to result in low turnover with an expected average holding period of at least one year. The investment strategy typically identifies large- and mid-capitalization stocks, although the Fund also may invest in certain small-capitalization or micro-capitalization stocks to a lesser extent and at certain times.

The Advisor allocates the Fund’s portfolio investments using research obtained from a proprietary model developed by Edward J. Elfenbein, which uses a variety of methods for security selection and focuses on firms that are fundamentally sound and have shown consistency in their financial results and high earnings quality. The model looks for stocks with a strong history of sales and earnings growth or companies that have steadily increased their earnings and dividends for several years. Often, these companies have strong operating histories with dominant position in their respective markets and proven management teams. In addition, the Advisor may invest the Fund’s assets in lesser-known companies that the Advisor believes have a unique opportunity for growth. At times, the Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their intrinsic value, as measured by the model. Typically, on an annual basis, the Advisor will remove only a small number of the securities in the portfolio and replace them with the same number of new securities that better fit the Advisor’s security selection criteria.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

American Depositary Receipt Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries, changes in the exchange rates of, or exchange control regulations associated with, foreign currencies, and differing accounting, auditing, financial reporting, and legal standards and practices. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Large-Capitalization Risk. Large-cap securities tend to go in and out of favor based on market and economic conditions. During a period when the demand for large-cap securities is less than for other types of investments — small-cap securities, for instance — the Fund’s performance could be reduced.

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Mid-Capitalization Risk. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Models and Data Risk. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. In addition, the use of predictive models has inherent risk. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Small- and Micro-Capitalization Risk. Security prices of small-cap companies may be more volatile than those of larger companies and, therefore, the Fund’s share price may be more volatile than it would be if it did not invest in small-cap companies. These risks are even greater for micro-cap companies.

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of September 30, 2022 was -21.77%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	16.56%	2Q/2020
Lowest Return	-17.85%	1Q/2020

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(21.77%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.85%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

AdvisorShares Focused Equity ETF | AdvisorShares Focused Equity ETF | AdvisorShares Focused Equity ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CWS
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.44%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	for at least one year from the date of this Prospectus.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,289
Annual Return 2017	rr_AnnualReturn2017	20.67%
Annual Return 2018	rr_AnnualReturn2018	(5.70%)
Annual Return 2019	rr_AnnualReturn2019	30.41%
Annual Return 2020	rr_AnnualReturn2020	16.90%
Annual Return 2021	rr_AnnualReturn2021	21.31%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	21.31%
5 Years	rr_AverageAnnualReturnYear05	16.05%
Since Inception	rr_AverageAnnualReturnSinceInception	15.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2016
AdvisorShares Focused Equity ETF | AdvisorShares Focused Equity ETF | AdvisorShares Focused Equity ETF (Prospectus Summary) | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	21.26%
5 Years	rr_AverageAnnualReturnYear05	15.82%
Since Inception	rr_AverageAnnualReturnSinceInception	15.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2016
AdvisorShares Focused Equity ETF | AdvisorShares Focused Equity ETF | AdvisorShares Focused Equity ETF (Prospectus Summary) | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	12.65%
5 Years	rr_AverageAnnualReturnYear05	12.90%
Since Inception	rr_AverageAnnualReturnSinceInception	12.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2016
AdvisorShares Focused Equity ETF | AdvisorShares Focused Equity ETF | AdvisorShares Focused Equity ETF (Prospectus Summary) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Years	rr_AverageAnnualReturnYear05	18.47%
Since Inception	rr_AverageAnnualReturnSinceInception	18.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2016
AdvisorShares Gerber Kawasaki ETF | AdvisorShares Gerber Kawasaki ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES GERBER KAWASAKI ETF NYSE Arca Ticker: GK
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Gerber Kawasaki ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	for at least one year from the date of this Prospectus.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of exchange-traded funds (including an affiliated ETF) and/or money market funds in which it invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a focused portfolio of growth stocks. The Fund primarily invests in U.S. exchange traded equity securities, including common and preferred stock and American Depositary Receipts (“ADRs”). ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company.

The Fund allocates its portfolio investments based on Gerber Kawasaki Inc.’s (the “Sub-Advisor”) proprietary research methods, which seek to identify top companies within the fastest growing current or future global macroeconomic trends (i.e., the economic trends that affect the performance, structure, and behavior of the economy as a whole). This multi-thematic approach allows for investment diversification but also capitalizes on various newly evolving, or “disruptive,” investment themes. Stock selection is determined using the Sub-Advisor’s three-part analysis system that rates a company’s fundamentals,technical indicators (i.e., chart-based calculations created from historic price, volume, or open interest information that aims to forecast future stock price movements), and the results of the Sub-Advisor’s qualitative analysis of the company. The Sub-Advisor’s qualitative analysis includes review of a company’s products and management as well as its fit among macro trends. The Sub-Advisor seeks to identify the best opportunities within identified macro themes that give investors the best opportunity for growth of capital. Companies that no longer satisfy the Fund’s investment criteria developed under the Sub-Advisor’s analysis system may be removed from the portfolio at any time.

The Fund may invest in companies of any capitalization but typically invests in companies with capitalizations of $1 billion or more. To a lesser extent, the Fund may invest in ETFs, exchange-traded notes (“ETNs”) and other exchange-traded products (collectively with ETFs and ETNs, “ETPs”) to seek to obtain exposure to industries or sectors the Sub-Advisor believes to be top thematic macro opportunities. The Fund’s portfolio is generally comprised of less than 50 stocks or ETPs.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

American Depositary Receipt Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries, changes in the exchange rates of, or exchange control regulations associated with, foreign currencies, and differing accounting, auditing, financial reporting, and legal standards and practices. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Currency Risk. The Fund’s direct and indirect exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

ETF Investment Risk. Through its investments in other ETFs, the Fund is subject to the risks associated with the ETFs’ investments, including the possibility that the value of the securities held by an ETF could decrease. These risks include any combination of the risks described in this section.

ETF Market Risk. In stressed market conditions, the market for ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to NAV and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Exchange-Traded Note Risk. ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular reference asset or benchmark less investor fees. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the underlying market. ETNs also may be subject to commodities market risk and credit risk.

Foreign Investment Risk. The Fund’s investments in securities of non-U.S. issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting, investor protection, and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Large-Capitalization Risk. Large-cap securities tend to go in and out of favor based on market and economic conditions. During a period when the demand for large-cap securities is less than for other types of investments — small-cap securities, for instance — the Fund’s performance could be reduced.

Management Risk. The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Mid-Capitalization Risk. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Models and Data Risk. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. In addition, the use of predictive models has inherent risk. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Non-Diversification Risk. Because, as a non-diversified fund under the federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.

Small- and Micro-Capitalization Risk. Security prices of small-cap companies may be more volatile than those of larger companies and, therefore, the Fund’s share price may be more volatile than it would be if it did not invest in small-cap companies. These risks are even greater for micro-cap companies.

Trading Risk. Shares of the Fund may trade above or below their net asset value (“NAV”). The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because, as a non-diversified fund under the federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	f course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
AdvisorShares Gerber Kawasaki ETF | AdvisorShares Gerber Kawasaki ETF | AdvisorShares Gerber Kawasaki ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GK
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[11]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	391
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,660
AdvisorShares Hotel ETF | AdvisorShares Hotel ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES HOTEL ETF NYSE Arca Ticker: BEDZ
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Hotel ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that derive at least 50% of their net revenue from the hotel business. The Fund defines companies in the hotel business as those in the Hotels, Resorts & Cruise Lines Sub-Industry, which consists of owners and operators of hotels (generally excluding casino-hotels), resorts, and cruise-ships and includes travel agencies, tour operators and related services not classified elsewhere. The Fund may also invest in companies involved in other lodging and travel-related services.

The Fund invests primarily in U.S. exchange listed equity securities, including common and preferred stock and American Depositary Receipts (“ADRs”). ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company. The investment strategy typically identifies a wide variety of large- and mid-capitalization stocks. The Fund also may invest in small- and micro-cap stocks.

The Fund will concentrate at least 25% of its investments in the Hotels, Restaurants & Leisure Industry within the Consumer Discretionary Sector. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Advisor may use a variety of methods for security selection. As the Fund primarily focuses on one business area, the Advisor intends to select companies with dominant positions in that market or those in unique positions for growth and expansion. The Advisor will utilize numerous outside analyst ratings and stock selection rating tools. In addition, the Advisor may invest the Fund’s assets in lesser-known companies that the Advisor believes have a unique opportunity for growth. At times, the Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their future potential value, as measured by the Advisor or outside analysts. The Fund may sell a security when the Advisor believes that the security is overvalued or better investment opportunities are available, or to limit position size within the Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

American Depositary Receipt Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries, changes in the exchange rates of, or exchange control regulations associated with, foreign currencies, and differing accounting, auditing, financial reporting, and legal standards and practices. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Hotels, Restaurants & Leisure Industry Risk. The Hotels, Restaurants & Leisure Industry includes owners and operators of casinos and gaming facilities, hotels, resorts and cruise-ships, other leisure facilities (e.g., sport and fitness centers, stadiums, golf courses and amusement parks), and restaurants, bars, pubs, fast-food or take-out facilities. The Hotels, Restaurants & Leisure Industry is highly competitive and relies heavily on consumer spending for success. The prices of securities of companies in the Hotels, Restaurants & Leisure Industry may fluctuate widely due to general economic conditions, consumer spending and the availability of disposable income, and consumer tastes, preferences, and demographics. Companies involved in the Hotels, Restaurants & Leisure Industry may be affected by the availability and expense of liability insurance. Legislative or regulatory changes and increased government supervision also may affect companies in the Hotels, Restaurants & Leisure Industry.

Hotels, Resorts & Cruise Lines Sub-Industry Risk. Companies in the Hotels, Resorts & Cruise Lines Sub-Industry may be affected by unique supply and demand factors that do not apply to other sub-industries. Weak economic conditions in some parts of the world, changes in oil prices and currency values, political instability in some areas, spread of infectious diseases or other public health issues, and the uncertainty over how long any of these conditions could continue may have a negative impact on the lodging industry.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Large-Capitalization Risk. Large-cap securities tend to go in and out of favor based on market and economic conditions. During a period when the demand for large-cap securities is less than for other types of investments — small-cap securities, for instance — the Fund’s performance could be reduced.

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Mid-Capitalization Risk. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Non-Diversification Risk. As a non-diversified fund under the federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.

Small- and Micro-Capitalization Risk. Security prices of small-cap companies may be more volatile than those of larger companies and, therefore, the Fund’s share price may be more volatile than it would be if it did not invest in small-cap companies. These risks are even greater for micro-cap companies.

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Value Investing Risk. Because the Fund may utilize a value style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Advisor’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund under the federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
AdvisorShares Hotel ETF | AdvisorShares Hotel ETF | AdvisorShares Hotel ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BEDZ
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.73%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.33%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[13]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	for at least one year from the date of this Prospectus.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	388
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	696
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,572
AdvisorShares Let Bob AI Powered Momentum ETF | AdvisorShares Let Bob AI Powered Momentum ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES LET BOB AI POWERED MOMENTUM ETF NYSE Arca Ticker: LETB
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Let Bob AI Powered Momentum ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 497% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	497.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of money market funds in which it invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by tactically investing in U.S. exchange listed equity securities, primarily consisting of common stock of large-, mid-, and small-capitalization companies. The Fund typically holds positions in each of these three market capitalizations and the allocation of assets to each individual stock within each market capitalization is typically equal weighted.

AdvisorShares Investments, LLC (the “Advisor”), the Fund’s investment adviser, allocates the Fund’s portfolio investments using research obtained from Let Bob, LLC (“Let Bob”), a smart-charting platform that incorporates fundamental and technical analysis with modern artificial intelligence capabilities. Let Bob has agreed to provide its proprietary artificial intelligence security selection process to the Advisor for purposes of managing the Fund. Beginning with a universe of companies representing the broad U.S. stock market, Let Bob’s proprietary and third-party machine learning algorithms identify stocks of companies demonstrating the highest momentum in public sentiment (i.e., sentiment momentum) as measured by their digital footprint as well as by momentum in their stock price. The Advisor also consults Let Bob’s proprietary macro (overall market or grouping) momentum and individual stock momentum strategy to determine when to move some or all of the Fund’s assets to cash or cash equivalents, as described below. Momentum is defined as the rate of acceleration of the price of a security or group of securities.

Sentiment momentum analysis utilizes a systematic quantitative research platform that combines a company’s digital performance data (data about the online interactions between customers and the websites and other digital properties of the company) with fundamental financial data (such as revenue and earnings per share) to identify companies that are likely to surprise the market with better than expected financial achievement in upcoming quarters. After compiling the digital performance data for any individual company or group of companies into a digital footprint, the algorithms identify companies that are outperforming in their industry and are projected to exceed outside analyst sentiment or expectations. The highest ranked companies in each market capitalization group are then measured for price momentum to identify the highest ranked securities in that group.

To seek to manage risk, the Advisor measures downward momentum to determine when to avoid stocks of certain market capitalizations. The Advisor also evaluates individual stock price momentum to determine when to sell a security and either allocate that capital to cash or cash equivalents or reallocate that capital to another security if macro indicators are still showing positive momentum for that capitalization group.

The Advisor may move the Fund partially or fully to a defensive cash position if all indicators show negative momentum and may keep the Fund in cash or cash equivalents until those market indicators change. The Fund’s strategy may frequently involve buying and selling securities, which may lead to high portfolio turnover. While investing in a particular sector is not a strategy of the Fund, its portfolio may be significantly invested in one or more sectors as a result of the security selection decisions made pursuant to its strategy.

While it is anticipated that the Advisor will purchase and sell securities based on the research of Let Bob’s algorithms, the Advisor has full discretion over investment decisions for the Fund. Therefore, the Advisor has full decision-making power at all times including when it believes that the recommended portfolio does not further the Fund’s investment objective or fails to take into account company events such as corporate actions, mergers and spin-offs.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Large-Capitalization Risk. Large-cap securities tend to go in and out of favor based on market and economic conditions. During a period when the demand for large-cap securities is less than for other types of investments — small-cap securities, for instance — the Fund’s performance could be reduced.

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Mid-Capitalization Risk. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Models and Data Risk. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. In addition, the use of predictive models has inherent risk. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and performance that is lower than expected.

Small-Capitalization Risk. Security prices of small-cap companies may be more volatile than those of larger companies and, therefore, the Fund’s share price may be more volatile than it would be if did not invest in small-cap companies.

Temporary Defensive Position Risk. If the Fund takes a temporary defensive position as part of its investment strategy, it may invest all or a large portion of its assets in cash and/or cash equivalents and may not achieve its investment objective.

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
AdvisorShares Let Bob AI Powered Momentum ETF | AdvisorShares Let Bob AI Powered Momentum ETF | AdvisorShares Let Bob AI Powered Momentum ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LETB
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.78%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[14]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.56%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.07%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	for at least one year from the date of this Prospectus.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	445
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	804
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,815
AdvisorShares Managed Bitcoin Strategy ETF | AdvisorShares Managed Bitcoin Strategy ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES MANAGED BITCOIN STRATEGY ETF NYSE Arca Ticker: CRYP
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Managed Bitcoin Strategy ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of the exchange-traded funds and/or money market funds in which it invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in (i) U.S. ETFs that invest in U.S. exchange-traded bitcoin futures contracts (“Bitcoin ETFs”), (ii) U.S. exchange-traded bitcoin futures contracts (“Bitcoin Futures”), and (iii) U.S. government securities, money market funds and short duration fixed income ETFs, and cash and cash equivalents (“Collateral”). The Fund invests in Bitcoin ETFs and Collateral and expects to add Bitcoin Futures as it gains assets and investment opportunities arise in accordance with its strategy. To the extent the Fund invests a significant portion of its assets in Bitcoin ETFs, it will be operating as a “fund of funds.” The Fund will not invest directly in bitcoin.

Morgan Creek Capital Management, LLC (the “Sub-Advisor”) utilizes internal and external research, strategies and models in implementing the Fund’s principal investment strategies, including to determine the anticipated rise and fall of bitcoin values. To manage the Fund’s exposure to bitcoin, the Sub-Advisor will tactically allocate the Fund’s assets between Bitcoin Futures, including through Bitcoin ETFs, and Collateral. Due to the elevated levels of volatility of Bitcoin Futures, the Fund’s exposure to bitcoin at times may be substantially less than 100% of the Fund’s net assets. Under normal circumstances, the Fund expects to maintain a target exposure of between 50% and 100%. During periods other than normal circumstances, including periods where there is extreme volatility and where the Sub-Advisor believes it is prudent to take a temporary defensive posture, the Fund may reduce its exposure significantly. In addition to cash and cash equivalents, Collateral consists of high-quality securities including (i) U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury, and (ii) money market funds and short duration fixed income ETFs, including affiliated ETFs. Collateral is designed to preserve capital, provide liquidity, serve as margin, and otherwise collateralize the investments in Bitcoin ETFs and Bitcoin Futures.

Bitcoin is a digital asset, sometimes referred to as a “cryptocurrency.” Unlike traditional currencies, bitcoin is a decentralized, virtual currency and is not issued or backed by any government, agency, bank or organization. Instead, bitcoin’s value is determined in part by the supply of, and demand for, bitcoin in markets created to facilitate its trading. The operation of bitcoin is determined by participants in a decentralized, online, peer-to-peer computer network. The network connects computers that run publicly accessible, or “open source,” software that follows the protocols governing the bitcoin network. No single entity owns or operates the bitcoin network. Ownership and transaction records for bitcoin are protected through public-key cryptography on a “blockchain.” Public-key cryptography is a cryptographic system that uses a pair of keys, consisting of a public key (which may be known to others) and a private key (which may not be known by anyone except the owner). The transactions on the bitcoin blockchain are verified by “miners.” Bitcoin mining uses computers to solve mathematical equations, which secures transactions and verifies the transfer of assets. In addition to miners, the bitcoin network is collectively maintained by developers (who propose improvements to the protocols) and users.

The Fund will invest indirectly in Bitcoin Futures via Bitcoin ETFs and, when the opportunity arises, through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund also may invest a small percentage of its assets directly in Bitcoin Futures. Bitcoin Futures are standardized, cash-settled futures contracts on bitcoin. In a cash-settled futures contract on bitcoin, the amount of cash to be paid is equal to the difference between the value of the bitcoin underlying the futures contract at the close of the last trading day of the contract and the futures contract price specified in the agreement. Such futures contracts are traded on commodity exchanges registered with the U.S. Commodity Futures Trading Commission (the “CFTC”). Currently, the only such contracts are traded on, or subject to the rules of, the Chicago Mercantile Exchange (the “CME”). The value of Bitcoin Futures is determined by reference to the CME CF Bitcoin Reference Rate (“BRR”), which provides an indication of the price of bitcoin across certain cash bitcoin exchanges.

As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the price of a long-term futures contract is greater than the short-term futures contract price, the market is considered to be in “contango.” If the price of a long-term futures contract is less than the short-term futures contract price, the market is considered to be in “backwardation.” In “contango” markets, the price of futures contracts with expiration dates in the near term generally is lower than the price of futures contracts with more distant expiration dates, resulting in a cost to “roll” the futures contract by replacing the short-term contract with the long-term contract (the “roll cost”). The opposite is true when the market is in backwardation, resulting in a gain from rolling the futures contract (the “roll yield”). Whether an investor realizes roll costs or roll yields depends upon the price differences between short-term and long-term contracts.

At the Sub-Advisor’s discretion, when the Fund invests in Bitcoin Futures directly or via the Subsidiary, the Sub-Advisor will implement the Fund’s tactical strategy by “rolling” the Bitcoin Futures investments. Rather than roll the futures contracts on a predefined schedule, to the extent the Sub-Advisor determines that it is appropriate to roll a futures contract, the Fund will roll its investment into another futures contract (which the Sub-Advisor selects from a universe of futures contracts) that the Sub-Advisor believes will be more advantageous to the Fund in light of its investment objective. When investing in Bitcoin ETFs, the Sub-Advisor will take into account the specific rolling strategy of the Bitcoin ETFs as it implements the Fund’s tactical strategy. There can be no guarantee that such a strategy will produce the desired results.

The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Bitcoin Futures in accordance with applicable rules and regulations. The Fund may invest up to approximately 25% of its total assets in the Subsidiary. The Subsidiary and the Fund have the same investment adviser and the same investment objective, and the Subsidiary will follow the same general investment policies and restrictions as the Fund except that, unlike the Fund, it may invest without limit directly in Bitcoin Futures. Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks relating to investment in Bitcoin Futures include those of the Subsidiary.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Sub-Advisor may engage in frequent trading of the Fund’s portfolio, which may result in high portfolio turnover.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Bitcoin Strategy Risk. The Fund, primarily through Bitcoin ETFs and/or the Subsidiary, invests in Bitcoin Futures. The Fund does not invest directly in or hold bitcoin. The price of Bitcoin Futures may differ, sometimes significantly, from the current cash price of bitcoin, which is sometimes referred to as the “spot” price of bitcoin. Consequently, the performance of the Fund should be expected to perform differently from the spot price of bitcoin. Furthermore, if the Fund’s ability to obtain exposure to Bitcoin Futures consistent with its investment objective is disrupted for any reason, including, for example, limited liquidity in the Bitcoin Futures market, a disruption to the Bitcoin Futures market, or as a result of margin requirements or position limits imposed by futures commission merchants (“FCMs”), the CME, or the CFTC, the Fund may not be able to achieve its investment objective. Any disruption in the Fund’s ability to obtain exposure to Bitcoin Futures will cause the Fund’s performance to deviate from the performance of bitcoin and Bitcoin Futures. Volatility in the Bitcoin Futures market, particularly during times outside of the Fund’s trading hours, could cause the trading prices of the Fund’s shares to deviate significantly from net asset value (“NAV”).

Bitcoin Risk. Bitcoin is a relatively new asset with a limited history. It is subject to unique and substantial risks, and historically has been a highly speculative asset and has experienced significant price volatility. While the Fund will not invest directly in bitcoin, the value of the Fund’s investments in Bitcoin Futures and Bitcoin ETFs is subject to fluctuations in the value of the bitcoin, which may be highly volatile. The value of bitcoin is determined by supply and demand in the global market, which consists primarily of transactions of bitcoin on electronic exchanges. The price of bitcoin could drop precipitously for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, a flaw or operational issue in the bitcoin network, or users preferring competing digital assets and cryptocurrencies. The further development of bitcoin as an asset and the growing acceptance and use of bitcoin in the marketplace are subject to a variety of factors that are difficult to evaluate. Currently, there is relatively limited use of bitcoin in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion, or a contraction in the use of bitcoin, may result in increased volatility in its value. Legal or regulatory changes may negatively impact the operation of bitcoin’s network or protocols or restrict the ability to use bitcoin. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin, Bitcoin Futures, and the Fund.

Bitcoin also is subject to the risk of fraud, theft and manipulation, as well as security failures and operational or other problems that impact bitcoin trading venues. Unlike the exchanges utilized by traditional assets, such as equity and bond securities, bitcoin trading venues are largely unregulated. As a result, individuals or groups may engage in fraud and investors may be more exposed to the risk of theft and market manipulation than when investing in more traditional asset classes. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. A significant portion of bitcoin is held by a small number of holders, who have the ability to manipulate the price of bitcoin. In addition, cryptocurrency exchanges are subject to the risk of cybersecurity threats and in the past have been breached, resulting in the theft and/or loss of digital assets, including bitcoin. A risk also exists with respect to malicious actors or previously unknown vulnerabilities in the network or its protocols, which may adversely affect the value of bitcoin.

Bitcoin ETF Risk. Through its investments in Bitcoin ETFs, the Fund is subject to the risks associated with their investments and structure as ETFs. These risks include any combination of the risks described in this section. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation to the ETFs and the ETFs’ asset allocation. Investment in Bitcoin ETFs exposes the Fund to all of the risks related to bitcoin and bitcoin futures discussed herein as well as additional risks specific to these Bitcoin ETFs. Certain Bitcoin ETFs may borrow for investment purposes using reverse repurchase agreements, which increases the risk of loss and may increase the volatility of the Bitcoin ETF. Borrowing may cause the Bitcoin ETF to liquidate positions under adverse market conditions to satisfy its repayment obligations and the cost of borrowing may reduce its return. In addition to the risks associated with the investment strategy of the Bitcoin ETFs, the Fund will indirectly pay its proportionate share of the expenses (including operating expenses and management fees) of the Bitcoin ETFs in which it invests as well as its own fees and expenses.

Bitcoin Futures Risk. In addition to the other risks associated with futures contracts (described below), the market for Bitcoin Futures has additional, unique risks. The market for Bitcoin Futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the Bitcoin Futures market has grown substantially since Bitcoin Futures commenced trading, there can be no assurance that this growth will continue. Bitcoin Futures are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve the desired exposure. The CME’s position limits and position accountability levels prevent any single investor, such as the Fund (together with any other accounts managed by the Advisor required to be aggregated), from holding more than a specified number of Bitcoin Futures. These position limits may hinder the Fund’s ability to enter into the desired amount of Bitcoin Futures at times (possibly further hindered if other accounts are required to be aggregated that also held Bitcoin Futures or options on Bitcoin Futures). If the Fund is unable to achieve such exposure, it may not be able to meet its investment objective and the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities, and the Fund intends to effect redemptions in kind when it is primarily invested in ETFs. However, when the Fund primarily is invested in Bitcoin Futures or tactically invested in Collateral, it intends to effect redemptions for cash, rather than in kind, because of the nature of those investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The Fund’s use of such financial instruments involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

Credit Risk. The Fund could lose money if a counterparty or the issuer or guarantor of a debt instrument in which the Fund invests becomes unwilling or unable to make timely principal and/or interest payments or to otherwise meet its obligations.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not invested in derivatives. Derivatives, such as futures contracts, also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to credit risk (the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations).

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Bitcoin Futures have historically experienced extended periods of contango. Contango in the Bitcoin Futures market may have a significant adverse impact on the performance of the Fund and may cause Bitcoin Futures to underperform spot bitcoin. Both contango and backwardation may limit or prevent the Fund from achieving its investment objective. The costs associated with rolling Bitcoin Futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. Additionally, if the Fund frequently rolls futures contracts, the impact of contango or backwardation on Fund performance may be greater than it would have been if the Fund rolled futures contracts less frequently.

The Fund’s investments in exchange-traded futures contracts also expose it to the risks of a clearing broker or an FCM. Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all.

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to NAV and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Fixed Income Securities Risk. The market value of fixed income investments in which the Fund may invest may change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

Illiquid Investments Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular portfolio investments due to infrequent trading in such investments. The prices of such securities may experience significant volatility, make it more difficult for the Fund to transact significant amounts of such securities without an unfavorable impact on prevailing market prices, or make it difficult for the Sub-Advisor to dispose of such securities at a fair price at the time the Sub-Advisor believes it is desirable to do so. The Fund’s investments in such securities may restrict the Fund’s ability to take advantage of other market opportunities and adversely affect the value of the Fund’s portfolio holdings. The Fund’s investments also may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules.

Issuer Risk. The value of a debt security may decline for a number of reasons directly related to the issuer of such security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leverage Risk. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage may magnify the Fund’s gains and losses and, therefore, increase volatility. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so.

Management Risk. The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Models and Data Risk. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. In addition, the use of predictive models has inherent risk. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Non-Diversification Risk. As a non-diversified fund under the federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.

Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and performance that is lower than expected.

Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986 (the “Internal Revenue Code”), the Fund must, among other requirements described in the Fund’s Statement of Additional Information (the “SAI”), derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. Certain of the Fund’s investments may generate income that is not qualifying income. If the Fund were to fail to meet the qualifying income test or asset diversification requirements and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

To the extent that the Fund gains its exposure to Bitcoin Futures by investing in the Subsidiary, the Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Bitcoin Futures within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code for qualification as a RIC. To the extent the Fund invests in such instruments directly, it will seek to restrict the resulting income from Bitcoin Futures that do not generate qualifying income, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a RIC under Subchapter M of the Internal Revenue Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income requirement, or may not be able to accurately predict the non-qualifying income from these investments.

To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund may no longer be eligible to be treated as a RIC. The tax treatment of derivative instruments, such as Bitcoin Futures, may be adversely affected by changes in legislation, regulations or other legally binding authority. Should the Internal Revenue Service (“IRS”) issue guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of the Subsidiary, it could limit the Fund’s ability to pursue its investment strategy and the Fund might not qualify as a RIC for one or more years. In this event, the Fund’s Board of Trustees (the “Board”) may authorize a significant change in investment strategy or other action.

Accordingly, the extent to which the Fund invests in Bitcoin Futures directly may be limited by the requirements of Subchapter M of the Internal Revenue Code, which the Fund must continue to satisfy to maintain its status as a RIC. Failure to comply with such requirements would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. See the “Federal Income Taxes” section of the SAI for additional information.

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund under the federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
AdvisorShares Managed Bitcoin Strategy ETF | AdvisorShares Managed Bitcoin Strategy ETF | AdvisorShares Managed Bitcoin Strategy ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CRYP
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	58.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[14]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	59.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(57.66%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.59%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	for at least one year from the date of this Prospectus.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 162
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	6,670
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	8,032
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 8,385
AdvisorShares Newfleet Multi-Sector Income ETF | AdvisorShares Newfleet Multi-Sector Income ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF NYSE Arca Ticker: MINC
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The AdvisorShares Newfleet Multi-Sector Income ETF (the “Fund”) seeks to provide current income consistent with preservation of capital, while limiting fluctuations in net asset value (“NAV”) due to changes in interest rates.

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”). In seeking to achieve the Fund’s investment objective, Newfleet Asset Management (the “Sub-Advisor”) applies a time-tested approach and extensive credit research to capitalize on opportunities across undervalued areas of the bond markets. The Fund principally invests in investment-grade securities, which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization or, if unrated, those securities that the Sub-Advisor determines to be of comparable quality.

The Sub-Advisor seeks to provide diversification by allocating the Fund’s investments among various sectors of the fixed income markets, which include corporate investment-grade, corporate high-yield, bank loans, non-agency commercial mortgage-backed securities (“CMBSs”), agency and non-agency residential mortgage-backed securities (“RMBSs”), non-U.S. dollar securities, emerging market high-yield securities, Yankee investment-grade bonds, asset-backed securities, taxable municipal bonds, tax-exempt municipal bonds, and securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities. As a result, the Fund’s fixed income investments may be issued by various types of issuers and may include some or all of the following:

●	Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”) and other pass-through securities;

●	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers in emerging markets;

●	Investment-grade securities issued primarily by U.S. issuers and secondarily by non-U.S. issuers; and

●	High-yield debt instruments, including bank loans, which are generally floating-rate loans.

The average duration of the Fund’s fixed income investments ranges from one to three years. The Fund may invest up to 20% of its total assets in securities that are rated below investment-grade at the time of purchase. If certain of the Fund’s holdings experience a decline in their credit quality and fall below investment-grade, the Fund may continue to hold the securities and they will not count toward the Fund’s 20% investment limit. Generally, the Fund will limit its investments in corporate high-yield securities to 10% of its assets and will limit its investments in non-U.S. issuers to 30% of its assets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Credit Risk. The Fund is subject to the risk that an issuer of a fixed income security, such as a corporate bond, may be unable or unwilling to make interest and principal payments when due. The Fund is also subject to the related risk that the value of a fixed income security may decline because of concerns about the issuer’s creditworthiness. Credit risk is heightened to the extent the Fund invests in below investment-grade securities, which are also referred to as high-yield securities or junk bonds.

Emerging Markets Risk. Emerging markets, which consist of countries or markets with low to middle income economies as classified by the World Bank and other countries or markets with similar characteristics as determined by the Advisor, can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to NAV and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Fixed Income Securities Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities also are subject to prepayment, interest rate, and credit risks.

Foreign Investment Risk. The Fund’s investments in securities of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting, investor protection, and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

High-Yield Securities Risk. High-yield securities or “junk bonds” are subject to a greater risk of loss of income and principal than higher grade debt securities. The Fund’s investments in high-yield securities also subjects the Fund to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Illiquid Investments Risk. This risk exists when particular Fund investments are difficult to purchase or sell, which can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Income Risk. The income from the Fund’s investments may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the Fund’s portfolio current earnings rate.

Interest Rate Risk. The Fund’s investment in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness.

Issuer Risk. The value of a debt security may decline for a number of reasons directly related to the issuer of such security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Loan Participation Risk. The Fund may not have a readily available market for loan participation interests and, in some cases, the Fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.

Management Risk. The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the Fund’s stated investment objective cannot be guaranteed. The Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Mortgage-Backed and Asset-Backed Securities Risk. The impairment of the value of collateral underlying a mortgage-backed or asset-backed security (for example, due to non-payment of loans) may result in a reduction in the value of such security. In addition, early payoffs in the loans may result in the Fund receiving less income than originally anticipated.

Municipal Market Volatility Risk. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

U.S. Government Securities Risk. U.S. government securities are subject to price fluctuations and to default in the event that an agency or instrumentality defaults on an obligation not backed by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the Bloomberg U.S. Aggregate Bond Index and the BofA Merrill Lynch 1-5 Year U.S. Corporate & Government Bond Index. The Bloomberg U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade bond market. The BofA Merrill Lynch 1-5 Year U.S. Corporate & Government Bond Index measures the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, with a remaining term to final maturity less than 5 years, calculated on a total return basis. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table also shows how the Fund’s performance compares to the Bloomberg U.S. Aggregate Bond Index and the BofA Merrill Lynch 1-5 Year U.S. Corporate & Government Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of September 30, 2022 was -6.44%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	4.66%	2Q/2020
Lowest Return	-3.92%	1Q/2020

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.44%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.92%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	fter-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of fund shares may exceed other average annual total returns due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed other average annual total returns due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.

AdvisorShares Newfleet Multi-Sector Income ETF | AdvisorShares Newfleet Multi-Sector Income ETF (Prospectus Summary) | BofA Merrill Lynch 1-5 Year U.S. Corporate & Government Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 1-5 Year U.S. Corporate & Government Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.87%
5 Years	rr_AverageAnnualReturnYear05	2.28%
Since Inception	rr_AverageAnnualReturnSinceInception	1.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2013
AdvisorShares Newfleet Multi-Sector Income ETF | AdvisorShares Newfleet Multi-Sector Income ETF (Prospectus Summary) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.54%)
5 Years	rr_AverageAnnualReturnYear05	3.57%
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2013
AdvisorShares Newfleet Multi-Sector Income ETF | AdvisorShares Newfleet Multi-Sector Income ETF | AdvisorShares Newfleet Multi-Sector Income ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MINC
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[16]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	for at least one year from the date of this Prospectus.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	242
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	421
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 941
Annual Return 2014	rr_AnnualReturn2014	2.13%
Annual Return 2015	rr_AnnualReturn2015	1.28%
Annual Return 2016	rr_AnnualReturn2016	3.24%
Annual Return 2017	rr_AnnualReturn2017	2.32%
Annual Return 2018	rr_AnnualReturn2018	0.54%
Annual Return 2019	rr_AnnualReturn2019	5.34%
Annual Return 2020	rr_AnnualReturn2020	3.55%
Annual Return 2021	rr_AnnualReturn2021	0.13%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.36%
Since Inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2013
AdvisorShares Newfleet Multi-Sector Income ETF | AdvisorShares Newfleet Multi-Sector Income ETF | AdvisorShares Newfleet Multi-Sector Income ETF (Prospectus Summary) | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.45%)
5 Years	rr_AverageAnnualReturnYear05	1.34%
Since Inception	rr_AverageAnnualReturnSinceInception	1.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2013
AdvisorShares Newfleet Multi-Sector Income ETF | AdvisorShares Newfleet Multi-Sector Income ETF | AdvisorShares Newfleet Multi-Sector Income ETF (Prospectus Summary) | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.09%
5 Years	rr_AverageAnnualReturnYear05	1.36%
Since Inception	rr_AverageAnnualReturnSinceInception	1.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2013
AdvisorShares North Square McKee Core Reserves ETF | AdvisorShares North Square McKee Core Reserves ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES NORTH SQUARE MCKEE CORE RESERVES ETF NYSE Arca Ticker: HOLD
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares North Square McKee Core Reserves ETF (the “Fund”) seeks to preserve capital while maximizing income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”). CSM Advisors, LLC (the “Sub-Advisor”) seeks to achieve the Fund’s investment objective by investing in a variety of fixed income securities, including bonds and mortgage-backed and asset-backed securities, issued by U.S. and, to a lesser extent, foreign issuers. The securities primarily will be U.S. dollar-denominated. The Fund will primarily invest in investment grade debt securities rated Baa- or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined by the Sub-Advisor to be of comparable quality using certain metrics as measures of comparison.

Mortgage-backed securities represent interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements.

The average duration of the Fund will vary based on the Sub-Advisor’s forecast for interest rates and will generally not exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The dollar-weighted average portfolio maturity of the Fund is generally not expected to exceed three years.

In seeking to achieve its investment objective, the Fund also may invest in futures, swaps and forwards. On a day-to-day basis, the Fund may hold money market instruments, cash, other cash equivalents, and exchange traded products (“ETPs”) that invest in these and other highly liquid instruments to collateralize its derivative positions.

While investing in a particular market sector is not a strategy of the Fund, its portfolio may be significantly invested in one or more sectors as a result of the security selection decisions made pursuant to its strategy. As of June 30, 2022, a significant portion of the Fund’s portfolio was comprised of companies in the Financials Sector, although this may change from time to time.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Counterparty Risk. The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, exposes the Fund to risks that are different than those associated with direct investments in portfolio securities. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Credit Risk. The Fund could lose money if the issuer or guarantor of a debt instrument in which the Fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not invested in derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to credit risk (the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations).

Forward Contracts Risk. The Fund may purchase a forward contract, or a “forward,” which involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for the Fund’s account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Forwards are also subject to credit risk, liquidity risk and leverage risk.

Futures Contracts Risk. Futures contracts may experience dramatic price changes (losses) and imperfect correlations between the price of the contract and the foreign currency, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There may not be a liquid secondary market for a futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Financials Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the Financials Sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.

Fixed Income Securities Risk. The market value of fixed income investments in which the Fund may invest may change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

Foreign Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Foreign Investment Risk. The Fund’s investments in securities of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting, investor protection, and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

Illiquid Investments Risk. This risk exists when particular Fund investments are difficult to purchase or sell, which can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Issuer Risk. The value of a debt security may decline for a number of reasons directly related to the issuer of such security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Management Risk. The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Mortgage-Backed and Asset-Backed Securities Risk. The impairment of the value of collateral underlying a mortgage-backed or asset-backed security (for example, due to non-payment of loans) may result in a reduction in the value of such security. In addition, early payoffs in the loans may result in the Fund receiving less income than originally anticipated.

Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and Fund performance that is lower than expected.

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the Bloomberg 1–3 Month U.S. Treasury Bill Index, which is an unmanaged index considered representative of the performance of the U.S. Treasury Bill issued by the U.S. Government. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of September 30, 2022 was -0.48%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	2.76%	2Q/2020
Lowest Return	-3.15%	1Q/2020

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.48%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.15%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of fund shares may exceed other average annual total returns due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed other average annual total returns due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.

AdvisorShares North Square McKee Core Reserves ETF | AdvisorShares North Square McKee Core Reserves ETF (Prospectus Summary) | Bloomberg 1–3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg 1–3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.04%
5 Years	rr_AverageAnnualReturnYear05	1.08%
Since Inception	rr_AverageAnnualReturnSinceInception	0.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 14, 2014
AdvisorShares North Square McKee Core Reserves ETF | AdvisorShares North Square McKee Core Reserves ETF | AdvisorShares North Square McKee Core Reserves ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HOLD
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[17]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	for at least one year from the date of this Prospectus.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	178
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	332
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 782
Annual Return 2015	rr_AnnualReturn2015	0.21%
Annual Return 2016	rr_AnnualReturn2016	1.29%
Annual Return 2017	rr_AnnualReturn2017	1.27%
Annual Return 2018	rr_AnnualReturn2018	1.76%
Annual Return 2019	rr_AnnualReturn2019	3.11%
Annual Return 2020	rr_AnnualReturn2020	0.40%
Annual Return 2021	rr_AnnualReturn2021	0.16%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	0.16%
5 Years	rr_AverageAnnualReturnYear05	1.33%
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 14, 2014
AdvisorShares North Square McKee Core Reserves ETF | AdvisorShares North Square McKee Core Reserves ETF | AdvisorShares North Square McKee Core Reserves ETF (Prospectus Summary) | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.10%)
5 Years	rr_AverageAnnualReturnYear05	0.71%
Since Inception	rr_AverageAnnualReturnSinceInception	0.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 14, 2014
AdvisorShares North Square McKee Core Reserves ETF | AdvisorShares North Square McKee Core Reserves ETF | AdvisorShares North Square McKee Core Reserves ETF (Prospectus Summary) | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	0.75%
Since Inception	rr_AverageAnnualReturnSinceInception	0.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 14, 2014
AdvisorShares Poseidon Dynamic Cannabis ETF | AdvisorShares Poseidon Dynamic Cannabis ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES POSEIDON DYNAMIC CANNABIS ETF NYSE Arca Ticker: PSDN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Poseidon Dynamic Cannabis ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 159% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	159.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of money market funds in which it invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in (i) securities of companies that derive at least 50% of their net revenue directly from the marijuana and hemp business or from providing services, products or technology to the marijuana and hemp business, and (ii) derivatives that have economic characteristics similar to such securities. The Fund primarily invests in exchange-listed equity securities, including common and preferred stock, of U.S. and foreign mid-, small- and micro-capitalization companies, and in total return swaps intended to provide exposure to such companies. Poseidon Investment Management, LLC (the “Sub-Advisor”) may seek investment opportunities through initial public offerings (“IPOs”).

Using total return swaps, the Sub-Advisor may, at its discretion, dynamically adjust the Fund’s overall market exposure to marijuana and hemp companies through leverage of up to one and a half times (1.5x), or 150% of, the Fund’s total assets. The Sub-Advisor will adjust the Fund’s net exposure to leverage in order to seek exposure to a greater rate of growth over the long term and potentially deliver improved risk-adjusted returns, as compared to a fund without leverage.

In addition to its investment in securities of companies that derive a significant portion of their revenue from the marijuana and hemp business, and in derivatives providing exposure to such securities, the Fund may invest up to 20% of its assets in securities of companies that, in the opinion of the Sub-Advisor, may have current or future revenues from cannabis-related business or that are registered with the Drug Enforcement Agency (the “DEA”) specifically for the purpose of handling marijuana for lawful research and development of cannabis or cannabinoid-related products.

Cannabis securities may be categorized among a wide variety of sectors and industries including agriculture, biotechnology, pharmaceuticals, real estate, retail, and finance. The types of companies that may engage in cannabis-related business include companies that conduct medical research, produce drug products, manufacture hemp products, or engage in agricultural activities, real estate activities, or financial services activities. The terms “marijuana” and “cannabis” are used interchangeably. Hemp refers to the industrial/commercial use of the cannabis stalk and seed for textiles, foods, papers, body care products, detergents, plastics and building materials. Cannabinoids are the chemical compounds secreted by cannabis plants. Cannabinoids can also be synthetically produced chemical compounds and used in lawful research and development of prescription drugs or other products utilizing cannabinoids as an active ingredient. The Sub-Advisor believes that continued legislative changes and social acceptance of cannabis in its various formats could lead to significant growth in cannabis-related public corporations. Companies involved in cannabis-related business could also benefit from significant merger and acquisition activity as the cannabis market matures. The Fund will not invest directly in or hold ownership in any companies that engage in cannabis-related business unless permitted by national and local laws of the relevant jurisdiction including, but not limited to, U.S. federal and state laws.

The Fund will concentrate at least 25% of its investments in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group within the Health Care Sector. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Sub-Advisor may use a variety of methods for security selection. As the Fund primarily focuses on certain industries, the Sub-Advisor intends to select companies that it believes have competitive advantages in their respective markets, or those in unique positions for growth and expansion. The Sub-Advisor will utilize fundamental research, market analysis, numerous outside analyst ratings and stock selection rating tools. The Sub-Advisor will carefully consider the Fund’s amount of equity exposure and leverage when making adjustments at its discretion. In addition, the Sub-Advisor may invest the Fund’s assets in lesser-known companies that the Sub-Advisor believes have a unique opportunity for growth. At times, the Sub-Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their future potential value, as measured by the Sub-Advisor or outside analysts. The Fund may sell a security when the Sub-Advisor believes that the security is overvalued or better investment opportunities are available, or to limit position size within the Fund’s portfolio.

In addition, the Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or certain other criteria. In connection with its securities lending activities, the Fund may invest in repurchase agreements.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in (i) securities of companies that derive at least 50% of their net revenue directly from the marijuana and hemp business or from providing services, products or technology to the marijuana and hemp business, and (ii) derivatives that have economic characteristics similar to such securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Cannabis-Related Company Risk. Cannabis-related companies are subject to various laws and regulations that may differ at the state/local and federal level. These laws and regulations may significantly affect a cannabis-related company’s ability to secure financing, impact the market for marijuana business sales and services, and set limitations on marijuana use, production, transportation, and storage. In addition to regulatory action, litigation initiated by private citizens or companies could have a negative impact on the financial and/or operational status of cannabis-related companies. Cannabis-related companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana. In addition, cannabis-related companies are subject to the risks associated with the agricultural, biotechnology, and pharmaceutical industries.

U.S. Regulation of Marijuana. Although the medical use of marijuana is legal in more than half of the states, as well as the District of Columbia, and non-medical use of marijuana is legal in an increasing number of states and the District of Columbia, the possession and use of marijuana remains illegal under U.S. federal law. Actions by federal regulatory agencies, such as increased enforcement of federal marijuana laws and the prosecution of nonviolent federal drug crimes by the U.S. Department of Justice (the “DOJ”) could produce a chilling effect on the industry’s growth and discourage banks from expanding their services to cannabis-related companies where such services are currently limited. This conflict between the regulation of marijuana under federal and state law creates volatility and risk for all cannabis-related companies. Because marijuana is a Schedule I controlled substance, no drug product containing cannabis or cannabis extracts has been approved for use by the Food and Drug Administration (the “FDA”), nor has such a product obtained registration from the DEA for commercial production. Further, there is no guarantee that such products will ever be legally produced or sold in the U.S. Cannabis-related companies in the U.S. that engage in medical or pharmaceutical research or the production and distribution of controlled substances such as marijuana must be registered with the DEA to perform such activities and have the security, control, recordkeeping, reporting and inventory mechanisms required by the DEA to prevent drug loss and diversion. With respect to cannabis-related companies and vendors servicing such companies, the Fund will not make direct investments in the securities of companies that grow, sell, distribute, transport, or handle cannabis unless they are registered with the DEA or otherwise in compliance with U.S. federal regulations, thus allowing them to legally handle the product. In addition, because cannabis is a Schedule I controlled substance, Section 280E of the Internal Revenue Code of 1986 (the “Internal Revenue Code”) applies by its terms to the purchase and sale of medical-use cannabis products and provides that no deduction or credit is allowed for expenses incurred during a taxable year “in carrying on any trade or business if such trade or business (or the activities which comprise such trade or business) consists of trafficking in controlled substances (within the meaning of Schedules I and II of the Controlled Substances Act (the “CSA”)) which is prohibited by federal law or the law of any state in which such trade or business is conducted.” The disallowance of such tax deductions will likely reduce the value of cannabis-related companies.

Non-U.S. Regulation of Marijuana. Laws and regulations related to the possession, use (medical or recreational), sale, transport and cultivation of marijuana vary throughout the world, and the Fund will only invest in non-U.S. cannabis-related companies if such companies are operating legally in the relevant jurisdiction. These laws and regulations are subject to change and may have a significant impact on the operations of a cannabis-related company. Such operations may be legal under current law but may be illegal in the future if the applicable law changes to prohibit marijuana-related activities vital to the company’s business.

U.S. Regulation of Hemp. Hemp, as defined in the Agriculture Improvement Act of 2018 (the “Farm Bill”), refers to cannabis plants with a tetrahydrocannabinol (“THC”) concentration of not more than 0.3% on a dry weight basis. The Farm Bill effectively removes hemp, its extracts, derivatives, and cannabinoids (including cannabidiol (“CBD”)) from the CSA’s list of controlled substances and allows states to regulate its production, commerce, and research with approval from the U.S. Department of Agriculture (the “USDA”). Certain portfolio holdings may sell dietary supplements and/or foods containing CBD within the United States.

While the Farm Bill removes hemp and hemp-derived products from the controlled substances list under the CSA, it does not legalize CBD in every circumstance. CBD, depending on the source from which it was derived, can still be classified as a Schedule I substance under the CSA’s definition of “marihuana.” The exception for CBD from the definition of “marihuana” only applies if the CBD is derived from “hemp.” U.S. federal law also requires that: (i) the hemp is produced by a licensed producer; and (ii) in a manner consistent with the applicable federal and state regulations. CBD and other cannabinoids produced from marijuana as defined by the CSA remain an illegal Schedule I substance under federal law. In addition, many state laws include all CBD within definitions of marijuana and some states have policies or laws that otherwise prohibit or restrict CBD sales.

Under the Federal Food, Drug, and Cosmetic Act (the “FD&C”), if a substance (such as CBD) is an active ingredient in a drug product that has been approved by the FDA, then the substance cannot be sold in dietary supplements or foods without FDA approval, unless the substance was marketed as a dietary supplement or as a conventional food before the drug was approved or before the new drug investigations were authorized. The FDA has publicly taken the position that CBD cannot be sold in dietary supplements or foods because CBD is an active ingredient in an FDA-approved drug, while companies that sell CBD in dietary supplements and foods have taken the contrary position. Because the FDA has not brought enforcement action against such companies, this question of fact has not yet been adjudicated. In the absence of a conclusive legal determination to the contrary, as of the date of this prospectus, it has not been determined that the sale of dietary supplements and/or foods containing CBD within the United States would cause a company’s securities to be ineligible for inclusion in the Fund’s portfolio. It is possible that such a legal determination or future federal and/or state laws or regulations could materially curtail permissible uses of hemp, which could have an adverse effect of the value of the Fund’s investments in companies with business interests in hemp and hemp-based products.

Counterparty Risk. The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not invested in derivatives. Derivatives, such as total return swaps, also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to credit risk (the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations).

Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Foreign Investment Risk. The Fund’s investments in securities of non-U.S. issuers, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting, investor protection, and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

Canada Risk. The Canadian economy is susceptible to adverse changes in certain commodities markets, including those related to the agricultural and mining industries. It is also heavily dependent on trading with key partners. Any reduction in this trading may adversely affect the Canadian economy.

Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Health Care Sector Risk. Companies in the Health Care Sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, litigation, obsolescence of technology and an increased emphasis on the delivery of health care through outpatient services.

Pharmaceuticals, Biotechnology & Life Sciences Industry Group Risk. The Fund will concentrate at least 25% of its investments in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group within the Health Care Sector. The business operations and profitability of companies in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection, and intense competition.

IPO Risk. The Fund may invest in securities offered in IPOs or in companies that have recently completed an IPO. The market value of IPO shares can have significant volatility due to factors such as the absence of a prior public market, unseasoned trading, a small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs and the Fund may lose money on an investment in such securities.

Leverage Risk. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage may magnify the Fund’s gains and losses and, therefore, increase volatility. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so.

Management Risk. The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Micro-Capitalization Risk. Stock prices of micro-cap companies are significantly more volatile, and more vulnerable to adverse business and economic developments, than those of larger companies. Micro-cap stocks may also be thinly traded, making it difficult for the Fund to buy and sell them.

Mid-Capitalization Risk. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Non-Diversification Risk. As a non-diversified fund under the federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.

Real Estate Investment Trust Risk. Investment in real estate companies, including real estate investment trusts (“REITs”), exposes the Fund to the risks of owning real estate directly. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.

Repurchase Agreement Risk. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements, including with respect to recovering or realizing on collateral.

Small-Capitalization Risk. Security prices of small-cap companies may be more volatile than those of larger companies and, therefore, the Fund’s share price may be more volatile than it would be if it did not invest in small-cap companies.

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Value Investing Risk. Because the Fund may utilize a value style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Sub-Advisor’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund under the federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
AdvisorShares Poseidon Dynamic Cannabis ETF | AdvisorShares Poseidon Dynamic Cannabis ETF | AdvisorShares Poseidon Dynamic Cannabis ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSDN
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.77%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[18]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.58%)	[19]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.01%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	for at least one year from the date of this Prospectus.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	655
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,233
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,807
AdvisorShares Psychedelics ETF | AdvisorShares Psychedelics ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES PSYCHEDELICS ETF NYSE Arca Ticker: PSIL
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Psychedelics ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of money market funds in which it invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in (i) securities of companies that derive at least 50% of their net revenue from or devote 50% of their assets to psychedelic drugs and (ii) derivatives that have economic characteristics similar to such securities. The Fund primarily invests in publicly listed life sciences companies focused on psychedelic medicines as well as other companies with activities in the psychedelics business. The Fund invests in exchange-listed equity securities, including common and preferred stock of U.S. and foreign mid, small and micro-capitalization companies, and in total return swaps intended to provide exposure to such companies.

Psychedelic drugs, also known as hallucinogens, are a group of substances, including psilocybin, that are used to change and enhance sensory perceptions, thought processes, and energy levels. Psychedelic medicines, therapeutics, and healthcare treatments may be used in the treatment of illnesses such as depression, addiction, anxiety and post-traumatic stress disorder. Psychedelic medicine companies include life sciences companies having significant business activities in, or significant exposure to, the psychedelics industry, including producers or distributors of psychedelic medicines, biotechnology companies engaged in research and development of psychedelic medicines, and companies that provide psychotherapy treatments and mental health services using psychedelics. The Fund does not consider cannabis to be a psychedelic drug.

The Fund will not invest directly in or hold ownership in any companies that engage in psychedelics-related business unless permitted by national and local laws of the relevant jurisdiction including, but not limited to, U.S. federal and state laws.

The Fund will concentrate at least 25% of its investments in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group within the Health Care Sector. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Advisor may use a variety of methods for security selection. As the Fund primarily focuses on certain industries, the Advisor intends to select companies with dominant positions in their respective markets, or those in unique positions for growth and expansion. The Advisor will utilize numerous outside analyst ratings and stock selection rating tools. In addition, the Advisor may invest the Fund’s assets in lesser-known companies that the Advisor believes have a unique opportunity for growth. At times, the Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their future potential value, as measured by the Advisor or outside analysts. The Fund may sell a security when the Advisor believes that the security is overvalued or better investment opportunities are available, or to limit position size within the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in (i) securities of companies that derive at least 50% of their net revenue from or devote 50% of their assets to psychedelic drugs and (ii) derivatives that have economic characteristics similar to such securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Psychedelics Companies Risk. Psychedelics companies are subject to various laws and regulations that may differ at the state/local and federal level. These laws and regulations may significantly affect a psychedelics company’s ability to secure financing, impact the market for psychedelics business sales and services, and set limitations on psychedelics use, production, transportation, and storage. There can be no guarantees that such approvals or administrative actions will happen or be favorable for psychedelics companies, and such actions may be subject to lengthy delays, and may require length and expensive clinical trials. Additionally, therapies containing controlled substances may generate public controversy. Political and social pressures and adverse publicity could lead to delays in approval of, and increased expenses for, psychedelics companies and any future therapeutic candidates they may develop. All of these factors and others may prevent psychedelics companies from becoming profitable, which may materially affect the value of certain Fund investments. In addition, psychedelics companies are subject to the risks associated with the biotechnology and pharmaceutical industries.

In Canada, certain psychedelic drugs, including psilocybin, are classified as Schedule III drugs under the Controlled Drugs and Substances Act (“CDSA”) and, as such, medical and recreational use is illegal under Canadian federal law. In the United States, most psychedelic drugs, including psilocybin, are classified as Schedule I drugs under the Controlled Substances Act (“CSA”) and the Controlled Substances Import and Export Act (the “CSIEA”) and, as such, medical and recreational use is illegal under the U.S. federal laws. There is no guarantee that psychedelic drugs or psychedelic-inspired drugs will ever be approved as medicines in either jurisdiction.

In the United States, Drug Enforcement Agency (“DEA”) scheduling determinations removing a substance from Schedule I are dependent on Food and Drug Administration (“FDA”) approval of a substance or a specific formulation of a substance for a therapeutic or medicinal use. Unless and until psilocybin, psilocin, or other psychedelics-based products receive FDA approval, such products are prohibited from sale, which limits the growth opportunities for certain portfolio companies of the Fund. Even if approved by the FDA, the manufacture, importation, exportation, domestic distribution, storage, sale, and legitimate use of such products will continue to be subject to a significant degree of regulation by the DEA. There can be no guarantees that such approvals or administrative actions will happen or be favorable for psychedelics companies. Such actions may be subject to lengthy delays and may require lengthy and expensive clinical trials. Additionally, therapies containing controlled substances may generate public controversy and carry reputational risk. Political and social pressures and adverse publicity could lead to delays in approval of, and increased expenses for, psychedelics companies and any future therapeutic candidates they may develop. Psychedelics companies also are subject to the risks associated with the biotechnology and pharmaceutical industries. In addition, because certain psychedelic drugs, including psilocybin, are a Schedule I controlled substance, Section 280E of the Internal Revenue Code of 1986 (“Internal Revenue Code”) applies by its terms to the purchase and sale of such psychedelic drugs and provides that no deduction or credit is allowed for expenses incurred during a taxable year “in carrying on any trade or business if such trade or business (or the activities which comprise such trade or business) consists of trafficking in controlled substances (within the meaning of Schedules I and II of the CSA) which is prohibited by federal law or the law of any state in which such trade or business is conducted.” The disallowance of such tax deductions will likely affect the value of psychedelic drug-related companies. All of these factors and others may prevent psychedelics companies from becoming profitable, which may materially affect the value of certain Fund investments.

Counterparty Risk. The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not invested in derivatives. Derivatives, such as total return swaps, also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to credit risk (the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations).

Swap Agreement Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Foreign Investment Risk. The Fund’s investments in securities of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting, investor protection, and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

Canada Risk. The Canadian economy is susceptible to adverse changes in certain commodities markets, including those related to the agricultural and mining industries. It is also heavily dependent on trading with key partners. Any reduction in this trading may adversely affect the Canadian economy.

Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Health Care Sector Risk. Companies in the Health Care Sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, litigation, obsolescence of technology and an increased emphasis on the delivery of health care through outpatient services.

Pharmaceuticals, Biotechnology & Life Sciences Industry Group Risk. The Fund will concentrate at least 25% of its investments in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group within the Health Care Sector. Companies in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection, and intense competition.

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Micro-Capitalization Risk. Stock prices of micro-cap companies are significantly more volatile, and more vulnerable to adverse business and economic developments, than those of larger companies. Micro-cap stocks may also be thinly traded, making it difficult for the Fund to buy and sell them.

Mid-Capitalization Risk. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Non-Diversification Risk. As a non-diversified fund under the federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.

Small-Capitalization Risk. Security prices of small-cap companies may be more volatile than those of larger companies and, therefore, the Fund’s share price may be more volatile than it would be if it did not invest in small-cap companies.

Trading Risk. Shares of the Fund may trade above or below their net asset value (“NAV”). The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Value Investing Risk. Because the Fund may utilize a value style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Advisor’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund under the federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
AdvisorShares Psychedelics ETF | AdvisorShares Psychedelics ETF | AdvisorShares Psychedelics ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSIL
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[20]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.11%)	[21]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	for at least one year from the date of this Prospectus.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	761
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,445
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,273
AdvisorShares Pure Cannabis ETF | AdvisorShares Pure Cannabis ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES PURE CANNABIS ETF NYSE Arca Ticker: YOLO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Pure Cannabis ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of any money market fund and/or affiliated ETF in which it invested.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that derive at least 50% of their net revenue from the marijuana and hemp business and in derivatives or other instruments that have economic characteristics similar to such securities. The Fund primarily invests in (i) exchange-listed equity securities, including common and preferred stock, of mid- and small-capitalization companies, (ii) total return swaps intended to provide exposure to such U.S. and foreign securities, and (iii) an affiliated ETF that invests in such securities in the U.S. market and in total return swaps intended to provide exposure to such securities. The Advisor also may seek investment opportunities through initial public offerings (“IPOs”) and by investing in micro-capitalization companies.

In addition to its investment in securities of companies that derive a significant portion of their revenue from the marijuana and hemp business and in derivatives providing exposure to such securities, the Fund may invest in securities of companies that, in the opinion of the Advisor, may have current or future revenues from cannabis-related business or that are registered with the Drug Enforcement Agency (“DEA”) specifically for the purpose of handling marijuana for lawful research and development of cannabis or cannabinoid-related products.

Cannabis securities may be categorized among a wide variety of sectors and industries including agriculture, biotechnology, pharmaceuticals, real estate, retail, and finance. The types of companies that may engage in cannabis-related business include companies that conduct medical research, produce drug products, manufacture hemp products, or engage in agricultural activities, real estate activities, or financial services activities. The terms “marijuana” and “cannabis” are used interchangeably. Hemp refers to the industrial/commercial use of the cannabis stalk and seed for textiles, foods, papers, body care products, detergents, plastics and building materials. Cannabinoids are the chemical compounds secreted by cannabis plants. Cannabinoids can also be synthetically produced chemical compounds and used in lawful research and development of prescription drugs or other products utilizing cannabinoids as an active ingredient. The Advisor believes that continued legislative changes and social acceptance of cannabis in its various formats could lead to significant growth in cannabis-related public corporations. Companies involved in cannabis-related business could also benefit from significant merger and acquisition activity as the cannabis market matures. The Fund will not invest directly in or hold ownership in any companies that engage in cannabis-related business unless permitted by national and local laws of the relevant jurisdiction, including U.S. federal and state laws.

The Fund will concentrate at least 25% of its investments in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group within the Health Care Sector. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. On a day-to-day basis, the Fund may hold money market instruments, cash, other cash equivalents, and exchange traded products that invest in these and other highly liquid instruments to collateralize its derivative positions.

The Advisor may use a variety of methods for security selection. As the Fund primarily focuses on certain industries, the Advisor intends to select companies with dominant positions in their respective markets, or those in unique positions for growth and expansion. The Advisor will utilize numerous outside analyst ratings and stock selection rating tools. In addition, the Advisor may invest the Fund’s assets in lesser-known companies that the Advisor believes have a unique opportunity for growth. At times, the Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their future potential value, as measured by the Advisor or outside analysts. The Fund may sell a security when the Advisor believes that the security is overvalued or better investment opportunities are available, or to limit position size within the Fund’s portfolio. In addition, the Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or certain other criteria. In connection with its securities lending activities, the Fund may invest in repurchase agreements.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that derive at least 50% of their net revenue from the marijuana and hemp business and in derivatives or other instruments that have economic characteristics similar to such securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Cannabis-Related Company Risk. Cannabis-related companies are subject to various laws and regulations that may differ at the state/local and federal level. These laws and regulations may significantly affect a cannabis-related company’s ability to secure financing, impact the market for marijuana business sales and services, and set limitations on marijuana use, production, transportation, and storage. In addition to regulatory action, litigation initiated by private citizens or companies could have a negative impact on the financial and/or operational status of cannabis-related companies. Cannabis-related companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana. In addition, cannabis-related companies are subject to the risks associated with the agricultural, biotechnology, and pharmaceutical industries.

U.S. Regulation of Marijuana. Although the medical use of marijuana is legal in more than half of the states, as well as the District of Columbia, and non-medical use of marijuana is legal in an increasing number of states and the District of Columbia, the possession and use of marijuana remains illegal under U.S. federal law. Actions by federal regulatory agencies, such as increased enforcement of federal marijuana laws and the prosecution of nonviolent federal drug crimes, by the Department of Justice (“DOJ”), could produce a chilling effect on the industry’s growth and discourage banks from expanding their services to cannabis-related companies where such services are currently limited. This conflict between the regulation of marijuana under federal and state law creates volatility and risk for all cannabis-related companies. Because marijuana is a Schedule I controlled substance, no drug product containing cannabis or cannabis extracts has been approved for use by the Food and Drug Administration (“FDA”), nor has such a product obtained registration from the DEA for commercial production. Further, there is no guarantee that such products will ever be legally produced or sold in the U.S. Cannabis-related companies in the U.S. that engage in medical or pharmaceutical research or the production and distribution of controlled substances such as marijuana must be registered with the DEA to perform such activities and have the security, control, recordkeeping, reporting and inventory mechanisms required by the DEA to prevent drug loss and diversion. With respect to cannabis-related companies and vendors servicing such companies, the Fund will not make direct investments in the securities of companies that grow, sell, distribute, transport, or handle cannabis unless they are registered with the DEA or otherwise in compliance with U.S. federal regulations, thus allowing them to legally handle the product. In addition, because cannabis is a Schedule I controlled substance, Section 280E of the Internal Revenue Code of 1986 (the “Internal Revenue Code”) applies by its terms to the purchase and sale of medical-use cannabis products and provides that no deduction or credit is allowed for expenses incurred during a taxable year “in carrying on any trade or business if such trade or business (or the activities which comprise such trade or business) consists of trafficking in controlled substances (within the meaning of Schedules I and II of the Controlled Substances Act (“CSA”)) which is prohibited by federal law or the law of any state in which such trade or business is conducted.” The disallowance of such tax deductions will likely affect the value of cannabis-related companies. All of these factors and others may prevent cannabis-related companies from becoming profitable, which may materially reduce the value of certain Fund investments.

Non-U.S. Regulation of Marijuana. Laws and regulations related to the possession, use (medical or recreational), sale, transport and cultivation of marijuana vary throughout the world, and the Fund will only invest in non-U.S. cannabis-related companies if such companies are operating legally in the relevant jurisdiction. These laws and regulations are subject to change and may have a significant impact on the operations of a cannabis-related company. Such operations may be legal under current law, but may be illegal in the future if the applicable law changes to prohibit marijuana-related activities vital to the company’s business.

Counterparty Risk. The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not invested in derivatives. Derivatives, such as total return swaps, also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to credit risk (the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations).

Swap Agreement Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Investment Risk. Through its investments in an affiliated ETF, the Fund is subject to the risks associated with the ETF’s investments, including the possibility that the value of the securities held by the underlying ETF could decrease. These risks include any combination of the risks described in this section (other than the foreign investment risk). Moreover, when the Fund invests in the ETF, in addition to directly bearing the expenses associated with its own operations, the Fund will bear the applicable pro rata portion of the ETF’s expenses.

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Foreign Investment Risk. The Fund’s investments in securities of non-U.S. issuers, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting, investor protection, and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

Canada Risk. The Canadian economy is susceptible to adverse changes in certain commodities markets, including those related to the agricultural and mining industries. It is also heavily dependent on trading with key partners. Any reduction in this trading may adversely affect the Canadian economy.

Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Health Care Sector Risk. Companies in the Health Care Sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, litigation, obsolescence of technology and an increased emphasis on the delivery of health care through outpatient services.

Pharmaceuticals, Biotechnology & Life Sciences Industry Group Risk. The Fund will concentrate at least 25% of its investments in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group within the Health Care Sector. The business operations and profitability of companies in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection, and intense competition.

IPO Risk. The Fund may at times have the opportunity to invest in securities offered in IPOs. The market value of IPO shares can have significant volatility due to factors such as the absence of a prior public market, unseasoned trading, a small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs and the Fund may lose money on an investment in such securities.

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Mid-Capitalization Company Risk. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Non-Diversification Risk. As a non-diversified fund under the federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.

Real Estate Investment Trust Risk. Investment in real estate companies, including real estate investment trusts (“REITs”), exposes the Fund to the risks of owning real estate directly. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.

Repurchase Agreement Risk. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements, including with respect to recovering or realizing on collateral.

Small- and Micro-Capitalization Company Risk. Security prices of small-cap companies may be more volatile than those of larger companies and, therefore, the Fund’s share price may be more volatile than it would be if it did not invest in small-cap companies. These risks are even greater for micro-cap companies.

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund under the federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	he bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of September 30, 2022 was -67.58%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	58.57%	4Q/2020
Lowest Return	-34.05%	1Q/2020

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(67.58%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	58.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.05%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

AdvisorShares Pure Cannabis ETF | AdvisorShares Pure Cannabis ETF (Prospectus Summary) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.71%
Since Inception	rr_AverageAnnualReturnSinceInception	22.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 17, 2019
AdvisorShares Pure Cannabis ETF | AdvisorShares Pure Cannabis ETF | AdvisorShares Pure Cannabis ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	YOLO
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%	[22]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[23]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[24]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.88%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	for at least one year from the date of this Prospectus.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	311
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	550
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,235
Annual Return 2020	rr_AnnualReturn2020	47.08%
Annual Return 2021	rr_AnnualReturn2021	(20.24%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	(20.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(17.94%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 17, 2019
AdvisorShares Pure Cannabis ETF | AdvisorShares Pure Cannabis ETF | AdvisorShares Pure Cannabis ETF (Prospectus Summary) | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(21.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	19.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 17, 2019
AdvisorShares Pure Cannabis ETF | AdvisorShares Pure Cannabis ETF | AdvisorShares Pure Cannabis ETF (Prospectus Summary) | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(11.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.62%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 17, 2019
AdvisorShares Pure US Cannabis ETF | AdvisorShares Pure US Cannabis ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES PURE US CANNABIS ETF NYSE Arca Ticker: MSOS
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Pure US Cannabis ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of any money market fund in which it invested.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that derive at least 50% of their net revenue from the marijuana and hemp business in the United States and in derivatives that have economic characteristics similar to such securities. The Fund primarily invests in exchange-listed equity securities, including common and preferred stock, of mid- and small-capitalization companies, and in total return swaps intended to provide exposure to such companies. The Fund also may invest in micro-capitalization companies.

In addition to its investment in securities of companies that derive a significant portion of their revenue from the marijuana and hemp business, and in derivatives providing exposure to such securities, the Fund may invest in securities of companies that, in the opinion of the Advisor, may have current or future revenues from cannabis-related business or that are registered with the Drug Enforcement Administration (“DEA”) specifically for the purpose of handling marijuana for lawful research and development of cannabis or cannabinoid-related products.

Cannabis securities may be categorized among a wide variety of sectors and industries including agriculture, biotechnology, pharmaceuticals, real estate, retail, and finance. The types of companies that may engage in cannabis-related business include companies that conduct medical research, produce drug products, manufacture hemp products, or engage in agricultural activities, real estate activities, or financial services activities. The terms “marijuana” and “cannabis” are used interchangeably. Hemp refers to the industrial/commercial use of the cannabis stalk and seed for textiles, foods, papers, body care products, detergents, plastics and building materials. Cannabinoids are the chemical compounds secreted by cannabis plants. Cannabinoids can also be synthetically produced chemical compounds and used in lawful research and development of prescription drugs or other products utilizing cannabinoids as an active ingredient. The Advisor believes that continued legislative changes and social acceptance of cannabis in its various formats could lead to significant growth in cannabis-related public corporations. Companies involved in cannabis-related business could also benefit from significant merger and acquisition activity as the cannabis market matures. The Fund will not invest directly in or hold ownership in any companies that engage in cannabis-related business unless permitted by national and local laws of the relevant jurisdiction, including U.S. federal and state laws.

The Fund will concentrate at least 25% of its investments in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group within the Health Care Sector. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Advisor may use a variety of methods for security selection. As the Fund primarily focuses on certain industries, the Advisor intends to select companies with dominant positions in their respective markets, or those in unique positions for growth and expansion. The Advisor will utilize numerous outside analyst ratings and stock selection rating tools. In addition, the Advisor may invest the Fund’s assets in lesser-known companies that the Advisor believes have a unique opportunity for growth. At times, the Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their future potential value, as measured by the Advisor or outside analysts. The Fund may sell a security when the Advisor believes that the security is overvalued or better investment opportunities are available, or to limit position size within the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that derive at least 50% of their net revenue from the marijuana and hemp business in the United States and in derivatives that have economic characteristics similar to such securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Cannabis-Related Company Risk. Cannabis-related companies are subject to various laws and regulations that may differ at the state/local and federal level. These laws and regulations may significantly affect a cannabis-related company’s ability to secure financing, impact the market for marijuana business sales and services, and set limitations on marijuana use, production, transportation, and storage. In addition to regulatory action, litigation initiated by private citizens or companies could have a negative impact on the financial and/or operational status of cannabis-related companies. Cannabis-related companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana. In addition, cannabis-related companies are subject to the risks associated with the agricultural, biotechnology, and pharmaceutical industries.

U.S. Regulation of Marijuana. Although the medical use of marijuana is legal in more than half of the states, as well as the District of Columbia, and non-medical use of marijuana is legal in an increasing number of states and the District of Columbia, the possession and use of marijuana remains illegal under U.S. federal law. Actions by federal regulatory agencies, such as increased enforcement of federal marijuana laws and the prosecution of nonviolent federal drug crimes by the Department of Justice (“DOJ”), could produce a chilling effect on the industry’s growth and discourage banks from expanding their services to cannabis-related companies where such services are currently limited. This conflict between the regulation of marijuana under federal and state law creates volatility and risk for all cannabis-related companies. Because marijuana is a Schedule I controlled substance, no drug product containing cannabis or cannabis extracts has been approved for use by the Food and Drug Administration (“FDA”), nor has such a product obtained registration from the DEA for commercial production. Further, there is no guarantee that such products will ever be legally produced or sold in the U.S. Cannabis-related companies in the U.S. that engage in medical or pharmaceutical research or the production and distribution of controlled substances such as marijuana must be registered with the DEA to perform such activities and have the security, control, recordkeeping, reporting and inventory mechanisms required by the DEA to prevent drug loss and diversion. With respect to cannabis-related companies and vendors servicing such companies, the Fund will not make direct investments in the securities of companies that grow, sell, distribute, transport, or handle cannabis unless they are registered with the DEA or otherwise in compliance with U.S. federal regulations, thus allowing them to legally handle the product. In addition, because cannabis is a Schedule I controlled substance, Section 280E of the Internal Revenue Code of 1986 (the “Internal Revenue Code”) applies by its terms to the purchase and sale of medical-use cannabis products and provides that no deduction or credit is allowed for expenses incurred during a taxable year “in carrying on any trade or business if such trade or business (or the activities which comprise such trade or business) consists of trafficking in controlled substances (within the meaning of Schedules I and II of the Controlled Substances Act (“CSA”)) which is prohibited by federal law or the law of any state in which such trade or business is conducted.” The disallowance of such tax deductions will likely affect the value of cannabis-related companies. All of these factors and others may prevent cannabis-related companies from becoming profitable, which may materially reduce the value of certain Fund investments.

Counterparty Risk. The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not invested in derivatives. Derivatives, such as total return swaps, also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to credit risk (the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations).

Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Health Care Sector Risk. Companies in the Health Care Sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, litigation, obsolescence of technology and an increased emphasis on the delivery of health care through outpatient services.

Pharmaceuticals, Biotechnology & Life Sciences Industry Group Risk. The Fund will concentrate at least 25% of its investments in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group within the Health Care Sector. The business operations and profitability of companies in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection, and intense competition.

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Mid-Capitalization Risk. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Non-Diversification Risk. As a non-diversified fund under federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.

Real Estate Investment Trust Risk. Investment in real estate companies, including real estate investment trusts (“REITs”), exposes the Fund to the risks of owning real estate directly. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.

Small- and Micro-Capitalization Risk. Security prices of small-cap companies may be more volatile than those of larger companies and, therefore, the Fund’s share price may be more volatile than it would be if it did not invest in small-cap companies. These risks are even greater for micro-cap companies.

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Value Investing Risk. Because the Fund may utilize a value style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Advisor’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is incorrect.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund under federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of September 30, 2022 was -64.95%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.25%	1Q/2021
Lowest Return	-21.35%	3Q/2021

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(64.95%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.35%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

AdvisorShares Pure US Cannabis ETF | AdvisorShares Pure US Cannabis ETF (Prospectus Summary) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%
Since Inception	rr_AverageAnnualReturnSinceInception	27.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
AdvisorShares Pure US Cannabis ETF | AdvisorShares Pure US Cannabis ETF | AdvisorShares Pure US Cannabis ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSOS
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[25]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[26]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	for at least one year from the date of this Prospectus.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	258
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	449
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,001
Annual Return 2021	rr_AnnualReturn2021	(29.52%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	(29.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
AdvisorShares Pure US Cannabis ETF | AdvisorShares Pure US Cannabis ETF | AdvisorShares Pure US Cannabis ETF (Prospectus Summary) | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(29.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
AdvisorShares Pure US Cannabis ETF | AdvisorShares Pure US Cannabis ETF | AdvisorShares Pure US Cannabis ETF (Prospectus Summary) | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(17.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
AdvisorShares Pure US Cannabis ETF | AdvisorShares Pure US Cannabis ETF | AdvisorShares Pure US Cannabis ETF (Prospectus Summary) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
AdvisorShares Q Dynamic Growth ETF | AdvisorShares Q Dynamic Growth ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES Q DYNAMIC GROWTH ETF NYSE Arca Ticker: QPX
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Q Dynamic Growth ETF (the “Fund”) seeks to achieve long-term growth.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses and Total Annual Operating Expenses After Recapture in this fee table may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of exchange-traded funds and/or money market funds in which it invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that is a “fund of funds.” The Fund invests in ETFs representing all asset classes, including, but not limited to, treasury bonds, municipal bonds, investment grade corporate bonds, high-yield U.S. corporate bonds (sometimes referred to as “junk bonds”), municipal bonds, U.S. and foreign equities, commodities, and volatility products. These underlying investments may be of any market capitalization, duration, maturity, and quality.

The Fund seeks to maximize long-term growth by providing equity-like returns in most normal market conditions except when faced with abnormal levels of implied volatility as measured by QIX™, a proprietary implied volatility index owned by ThinkBetter (the “Sub-Advisor”). QIX is a weighted average, computed daily, of implied volatilities of certain large ETFs representing different market sectors in the various asset classes listed above. Implied volatility is the market’s forecast of the likelihood of changes in a given security’s price. The greater a portfolio’s volatility, the wider the fluctuations between its high and low prices. In the event of implied volatility, whether up or down, the Fund takes a defensive position and seeks short-term fixed income returns. The Sub-Advisor seeks to achieve the desired results for the Fund by calibrating its portfolio to a tail risk and expected drawdown equivalent to the overall U.S. equity market.

Tail risk is the risk that an investment’s return will move significantly beyond expectations (i.e., more than three standard deviations from its mean). Drawdown is defined as the difference between the highest peak value and the lowest trough value of an investment over a full market cycle and can be used to measure the risk of a typical investment. The term “peak to trough” refers to the stage of the business or market cycle from the end of a period of growth (peak) into declining activity and contraction until it hits its ultimate cyclical bottom (trough). Within the constraints of the expected drawdown, the Sub-Advisor then utilizes Q Methodology™, a proprietary risk analysis program, to determine the optimal risk/reward portfolio allocation. Q Methodology generates a set of optimal portfolios that offer the highest expected return for a defined level (which can fluctuate over time and is determined at the discretion of the Sub-Advisor) of tail risk and expected drawdown. The resulting portfolio for the Fund is composed of a diversified mix of investments, including equities, fixed income, and commodities that are held through ETFs.

Every month the portfolio is again adjusted by the Sub-Advisor through the application of Q Methodology. Adjustments to the Fund’s portfolio are made to reflect the most recent portfolio mix. The Fund’s strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover.

The Fund allocates to a defensive portfolio when implied volatility as measured by QIX is high and allocates to an aggressive portfolio when implied volatility as measured by QIX is normal. In the event of a defensive position because of high implied volatility, the Fund invests in a mix of securities resulting in low portfolio tail risk and low expected drawdown (i.e., a low volatility portfolio consisting of short-term fixed income securities).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, described below, that may affect the value of its shares including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Allocation Risk. The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the selection of ETFs and the allocation of assets among such ETFs will cause the Fund to underperform other funds with a similar investment objective that do not allocate their assets in the same manner or the market as a whole.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Management Risk. The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Models and Data Risk. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. In addition, the use of predictive models has inherent risk. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and performance that is lower than expected and potentially greater tax exposure.

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Underlying ETF Risk. Through its investments in ETFs, the Fund is subject to the risks associated with the ETFs’ investments or reference assets/benchmark components, including the possibility that the value of the securities or instruments held by or linked to an ETF could decrease. These risks include any combination of the risks described below, as well as certain of the other risks described in this section. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation to the ETFs and the ETFs’ asset allocation.

●	Commodity Risk. The commodities industries can be significantly affected by the level and volatility of commodity prices, world events including international monetary and political developments, import controls and worldwide competition, exploration and production spending, and tax and other government regulations and economic conditions.

●	Concentration Risk. An ETF may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is over-weighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not over-weighted in an industry, group of industries, or sector.

●	Credit Risk. Certain of the ETFs are subject to the risk that a decline in the credit quality of a portfolio investment or reference asset could cause the ETF’s share price to fall. The ETFs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

●	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

●	Fixed Income Securities Risk. An ETF’s investments in, or exposure to, fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the ETF to hold securities paying lower- than-market rates of interest, which could hurt the Fund’s yield or share price.

●	Foreign Securities Risk. An ETF’s investments in, or exposure to, foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

●	High-Yield Risk. An ETF may invest in, or be exposed to, high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High-yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high-yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments.

●	Income Risk. An ETF may derive dividend and interest income from certain of its investments. This income can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of an ETF’s income producing investments may decline which then may adversely affect the Fund’s value.

●	Interest Rate Risk. An ETF’s investments in or exposure to fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an ETF’s yield will change over time. During periods when interest rates are low, an ETF’s yield (and total return) also may be low. To the extent that the investment adviser or issuer of an ETF anticipates interest rate trends imprecisely, the ETF could miss yield opportunities or its share price could fall.

●	U.S. Government Securities Risk. U.S. government securities are subject to price fluctuations and to default in the event that an agency or instrumentality defaults on an obligation not backed by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, described below, that may affect the value of its shares including the possible loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of September 30, 2022 was -32.34%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	9.88%	2Q/2021
Lowest Return	-0.51%	3Q/2021

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(32.34%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.51%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of fund shares may exceed other average annual total returns due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed other average annual total returns due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.

AdvisorShares Q Dynamic Growth ETF | AdvisorShares Q Dynamic Growth ETF (Prospectus Summary) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.71%
Since Inception	rr_AverageAnnualReturnSinceInception	29.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2020
AdvisorShares Q Dynamic Growth ETF | AdvisorShares Q Dynamic Growth ETF | AdvisorShares Q Dynamic Growth ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QPX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%	[27]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[28]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[29]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.38%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	for at least one year from the date of this Prospectus.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	435
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	751
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,647
Annual Return 2021	rr_AnnualReturn2021	22.24%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	22.24%
Since Inception	rr_AverageAnnualReturnSinceInception	22.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2020
AdvisorShares Q Dynamic Growth ETF | AdvisorShares Q Dynamic Growth ETF | AdvisorShares Q Dynamic Growth ETF (Prospectus Summary) | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	22.24%
Since Inception	rr_AverageAnnualReturnSinceInception	22.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2020
AdvisorShares Q Dynamic Growth ETF | AdvisorShares Q Dynamic Growth ETF | AdvisorShares Q Dynamic Growth ETF (Prospectus Summary) | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	13.17%
Since Inception	rr_AverageAnnualReturnSinceInception	16.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2020
AdvisorShares Ranger Equity Bear ETF | AdvisorShares Ranger Equity Bear ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES RANGER EQUITY BEAR ETF NYSE Arca Ticker: HDGE
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Ranger Equity Bear ETF (the “Fund”) seeks capital appreciation through short sales of domestically traded equity securities.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,462% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1462.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses in this fee table may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of exchange-traded funds and/or money market funds in which it invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”). Ranger Alternative Management, L.P. (the “Sub-Advisor”) seeks to achieve the Fund’s investment objective by short selling a portfolio of liquid mid- and large-cap U.S. exchange-traded equity securities, ETFs, exchange-traded notes (“ETNs”), and other exchange-traded products (collectively with ETFs and ETNs, “ETPs”). Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in short positions in equity securities.

The Sub-Advisor implements a bottom-up, fundamental, research driven security selection process that seeks to identify securities with low earnings quality or aggressive accounting that may tend to mask operational deterioration and bolster the reported earnings per share over a short time period. In addition to these issues, the Sub-Advisor seeks to identify earnings driven events that may act as a catalyst to the price decline of a security, such as downwards earnings revisions or reduced forward earnings outlook. In addition to extensive quantitative analysis, careful consideration is given to qualitative analysis. The assessment of the management team, accounting practices, corporate governance and the company’s competitive advantage are all key items. Once these quantitative and qualitative characteristics are thoroughly analyzed, the Sub-Advisor then determines if there is sufficient return to the stock price to warrant an investment. Once a position is included in the Fund’s portfolio, it is subject to regular fundamental and technical risk management review. This continual review process seeks to identify problem positions early and enhances performance by removing them before they become significant issues for the portfolio. The Fund’s strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover.

On a day-to-day basis, for investment purposes and to cover its short positions, the Fund may hold U.S. government securities, short-term high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and cash equivalents with maturities of one year or less, and ETFs that invest in these types of instruments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in short positions in equity securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Exchange-Traded Note Risk. ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular reference asset or benchmark less investor fees. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the underlying referenced market. ETNs also may be subject to commodities market risk and credit risk.

Exchange-Traded Product Risk. The Fund may invest in (or short) certain ETPs. Through its positions in ETPs, the Fund is subject to the risks associated the ETPs’ investments, or reference assets/benchmark components in the case of ETNs, including the possibility that the value of the securities or instruments held by or linked to an ETP could decrease (or increase in the case of short positions). An ETP’s lack of liquidity can result in its value being more volatile than the underlying portfolio investment or reference assets/benchmark components. In addition, certain ETPs may hold common portfolio positions, thereby reducing any diversification benefits.

Fixed Income Securities Risk. The Fund may be exposed to fixed income risk through its short positions in ETPs that primarily invest in, or have exposure to, fixed income securities. The value of an ETP’s portfolio of fixed income securities, or an ETN’s reference assets/benchmark components, will change in response to interest rate changes and other factors, such as the perception of the issuers’ creditworthiness. During periods of falling interest rates, the value of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

Illiquid Investments Risk. This risk exists when particular Fund investments are difficult to purchase or sell, which can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Large-Capitalization Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when the demand for large-cap stocks is less than for other types of investments -- small-cap stocks, for instance -- the Fund’s performance could be reduced.

Management Risk. The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Mid-Capitalization Risk. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and Fund performance that is lower than expected.

Short Sales Risk. Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited. Short sales involve leverage because the Fund borrows securities and then sells them, effectively leveraging its assets. The use of leverage may magnify gains or losses for the Fund.

Trading Risk. Shares of the Fund may trade above or below their net asset value NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of September 30, 2022 was 22.77%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	28.35%	1Q/2020
Lowest Return	-32.41%	4Q/2020

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	22.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.41%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of fund shares may exceed other average annual total returns due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed other average annual total returns due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.

AdvisorShares Ranger Equity Bear ETF | AdvisorShares Ranger Equity Bear ETF (Prospectus Summary) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Years	rr_AverageAnnualReturnYear05	18.47%
10 Years	rr_AverageAnnualReturnYear10	16.55%
AdvisorShares Ranger Equity Bear ETF | AdvisorShares Ranger Equity Bear ETF | AdvisorShares Ranger Equity Bear ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HDGE
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	2.47%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[30]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 431
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,301
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,183
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,445
Annual Return 2012	rr_AnnualReturn2012	(26.72%)
Annual Return 2013	rr_AnnualReturn2013	(30.29%)
Annual Return 2014	rr_AnnualReturn2014	(10.18%)
Annual Return 2015	rr_AnnualReturn2015	(6.28%)
Annual Return 2016	rr_AnnualReturn2016	(13.82%)
Annual Return 2017	rr_AnnualReturn2017	(15.10%)
Annual Return 2018	rr_AnnualReturn2018	7.12%
Annual Return 2019	rr_AnnualReturn2019	(36.11%)
Annual Return 2020	rr_AnnualReturn2020	(43.48%)
Annual Return 2021	rr_AnnualReturn2021	(18.68%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	(18.68%)
5 Years	rr_AverageAnnualReturnYear05	(23.21%)
10 Years	rr_AverageAnnualReturnYear10	(20.65%)
AdvisorShares Ranger Equity Bear ETF | AdvisorShares Ranger Equity Bear ETF | AdvisorShares Ranger Equity Bear ETF (Prospectus Summary) | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(18.68%)
5 Years	rr_AverageAnnualReturnYear05	(23.22%)
10 Years	rr_AverageAnnualReturnYear10	(20.66%)
AdvisorShares Ranger Equity Bear ETF | AdvisorShares Ranger Equity Bear ETF | AdvisorShares Ranger Equity Bear ETF (Prospectus Summary) | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(11.06%)
5 Years	rr_AverageAnnualReturnYear05	(15.08%)
10 Years	rr_AverageAnnualReturnYear10	(10.95%)
AdvisorShares Restaurant ETF | AdvisorShares Restaurant ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES RESTAURANT ETF NYSE Arca Ticker: EATZ
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Restaurant ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that derive at least 50% of their net revenue from the restaurant business. The Fund defines companies in the restaurant business as those in the Restaurant Sub-Industry, which consists of owners and operators of restaurants, bars, pubs, and fast food or take out facilities as well as companies that provide food catering services.

The Fund invests primarily in U.S. exchange listed equity securities, including common and preferred stock and American Depositary Receipts (“ADRs”). ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company. The investment strategy typically identifies a wide variety of large- and mid-capitalization stocks, as well as numerous small- and micro-cap stocks.

The Fund will concentrate at least 25% of its investments in the Hotels, Restaurants & Leisure Industry within the Consumer Discretionary Sector. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Advisor may use a variety of methods for security selection. As the Fund primarily focuses on one business area, the Advisor intends to select companies with dominant positions in that market or those in unique positions for growth and expansion. The Advisor will utilize numerous outside analyst ratings and stock selection rating tools. In addition, the Advisor may invest the Fund’s assets in lesser-known companies that the Advisor believes have a unique opportunity for growth. At times, the Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their future potential value, as measured by the Advisor or outside analysts. The Fund may sell a security when the Advisor believes that the security is overvalued or better investment opportunities are available, or to limit position size within the Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

American Depositary Receipt Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries, changes in the exchange rates of, or exchange control regulations associated with, foreign currencies, and differing accounting, auditing, financial reporting, and legal standards and practices. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Hotels, Restaurants & Leisure Industry Risk. The Hotels, Restaurants & Leisure Industry includes owners and operators of casinos and gaming facilities, hotels, resorts and cruise-ships, other leisure facilities (e.g., sport and fitness centers, stadiums, golf courses and amusement parks), and restaurants, bars, pubs, fast-food or take-out facilities. The Hotels, Restaurants & Leisure Industry is highly competitive and relies heavily on consumer spending for success. The prices of securities of companies in the Hotels, Restaurants & Leisure Industry may fluctuate widely due to general economic conditions, consumer spending and the availability of disposable income, changing consumer tastes and preferences and consumer demographics. Companies involved in the Hotels, Restaurants & Leisure Industry may be affected by the availability and expense of liability insurance. Legislative or regulatory changes and increased government supervision also may affect companies in the Hotels, Restaurants & Leisure Industry.

Restaurant Sub-Industry Risk. Companies owning and operating restaurants may be affected by the performance of the domestic and international economy, interest rates, rates of inflation, exchange rates, competition, consumer confidence and reputational damage. The Fund’s performance will be sensitive to changes in, and will depend to a greater extent on, the overall condition of the Restaurant Sub-Industry. The success of companies owning and operating restaurants depends heavily on disposable household income and consumer spending, and changes in demographics and consumer preferences can affect the success of such companies. These companies may be subject to severe competition, which may have an adverse impact on their profitability. In addition, restaurants may be affected by nutritional and health concerns, and federal, state and local food inspection and processing controls. Changes in labor laws and other labor issues, such as increased labor costs, could adversely affect the financial performance of such companies. Companies owning and operating restaurants may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, spread of infectious diseases or other public health issues, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Large-Capitalization Risk. Large-cap securities tend to go in and out of favor based on market and economic conditions. During a period when the demand for large-cap securities is less than for other types of investments — small-cap securities, for instance — the Fund’s performance could be reduced.

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Mid-Capitalization Risk. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Non-Diversification Risk. As a non-diversified fund under the federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.

Small- and Micro-Capitalization Risk. Security prices of small-cap companies may be more volatile than those of larger companies and, therefore, the Fund’s share price may be more volatile than it would be if it did not invest in small-cap companies. These risks are even greater for micro-cap companies.

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Value Investing Risk. Because the Fund may utilize a value style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Advisor’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund under the federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
AdvisorShares Restaurant ETF | AdvisorShares Restaurant ETF | AdvisorShares Restaurant ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EATZ
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.51%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.12%)	[31]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	for at least one year from the date of this Prospectus.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	553
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,031
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,353
AdvisorShares STAR Global Buy-Write ETF | AdvisorShares STAR Global Buy-Write ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES STAR GLOBAL BUY-WRITE ETF NYSE Arca Ticker: VEGA
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares STAR Global Buy-Write ETF (the “Fund”) seeks consistent repeatable returns across all market cycles.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses and Total Annual Operating Expenses After Recapture in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of exchange-traded funds and/or money market funds in which it invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that is primarily a “fund of funds.” The Fund invests in ETFs and exchange-traded notes (“ETNs”) that seek to track a diversified basket of global indices and investment sectors that meet certain selection criteria established by CreativeOne Wealth, LLC (the “Sub-Advisor”). The Fund also may invest, subject to the same selection criteria, in exchange-traded products that invest directly in commodities or currencies and that are registered only pursuant to the Securities Act of 1933 (collectively with ETFs and ETNs, “ETPs”). The selection criteria include size, historical track record, diversification among indices, the correlation of an index to other indices and an ability to write covered call options on the particular ETP. The Fund also may invest in individual securities. Individual security selection criteria include fundamental, behavior, qualitative and macro-economic data. The Sub-Advisor may dispose of the Fund’s interest in an ETP or a particular security if it no longer meets the selection criteria. The Fund invests globally, which means that the Sub-Advisor invests anywhere in the world across a variety of asset classes and sectors.

The Sub-Advisor seeks to achieve the Fund’s investment objective by using a proprietary strategy known as Volatility Enhanced Global Appreciation (“VEGA”). Through its investment selection, the Sub-Advisor strives for participation in the appreciation of the underlying assets while reducing the overall volatility of a global portfolio through the use of options.

The option strategies used by the Sub-Advisor are limited to covered call writing, selling cash-secured puts, and purchasing protective puts. These options strategies are intended to reduce risk. Covered call writing is when the owner of a security sells the right to someone else to purchase the security at a specified price within a specified time period. The owner receives a premium or payment for giving up the right to gains above the specified price within the defined period. In the event the price does not reach the target within the time period, it expires and the owner of the underlying security keeps the payment. Covered calls are sold on up to 100% of the underlying positions that have options available based upon volatility and its impact on the targeted beta of the overall portfolio. Selling cash-secured puts is when we sell the right to someone to sell us a security at a specified price within a specified time period. This price is generally below the current market value of the underlying security. Cash is used to secure the transaction so that if the put is exercised, and we are required to purchase the underlying security, the cash has already been set aside. Purchasing protective puts is when we purchase the right to sell someone a security at a specified price within a specified time period. There is an associated cost, but in the event the underlying security declines, ownership of the put can potentially help reduce the downside risk. In the event the market rises, the cost of the option can be lost. Through use of the above methods, the Sub-Advisor seeks to provide a strategy that allows for growth with reduced volatility as compared to the underlying portfolio benchmark.

To the extent cash and cash equivalents in the Fund’s portfolio serve as collateral for cash-secured put options, such cash and cash equivalents may not be invested in ETPs, additional options, other securities or other similar investments in pursuit of the Fund’s investment objective. Rather, on a day-to-day basis, such collateral may be invested in U.S. government securities, short-term, high quality fixed income securities, money market instruments, cash, and other cash equivalents with maturities of one year or less, or ETPs that hold such investments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Allocation Risk. The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the selection of ETPs and the allocation of assets among such ETPs will cause the Fund to underperform other funds with a similar investment objective that do not allocate their assets in the same manner or the market as a whole.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Many derivatives (including option contracts) create leverage thereby causing the Fund to be more volatile than it would be if it had not invested in derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to credit risk (the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations).

Options Risk. Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks. The Fund’s use of put options can lead to losses because of adverse movements in the price or value of the underlying asset, which may be magnified by certain features of the options. When selling a put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is below the strike price by an amount equal to or greater than the premium. Purchasing of put options involves the payment of premiums, which may adversely affect the Fund’s performance. Purchasing a put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire unexercised, resulting in the Fund’s loss of the premium it paid for the option.

The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset. The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying asset. If the price of the underlying asset of an option is above the strike price of a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. While the Fund will segregate liquid assets at least equal in value to the maximum potential loss for the Fund, the Fund could still lose a significant amount or nearly all of its value if the price of an underlying asset changes significantly enough.

When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires unexercised, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Exchange-Traded Note Risk. ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular reference asset or benchmark less investor fees. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the underlying market. ETNs also may be subject to commodities market risk and credit risk.

Exchange-Traded Product Risk. Through its investments in ETPs, the Fund is subject to the risks associated with the ETPs’ investments or reference assets/benchmark components, including the possibility that the value of the securities or instruments held by or linked to an ETP could decrease. These risks include any combination of the risks described below, as well as certain of the other risks described in this section. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation to the ETPs and the ETPs’ asset allocation.

●	Commodity Risk. An ETP’s investment in commodities or commodity-linked derivative instruments may subject the ETP (and indirectly the Fund) to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

●	Concentration Risk. An ETP may, at various times, concentrate in the securities or commodities of a particular industry, group of industries, market sector or geographic region. To the extent an ETP’s investments are so concentrated, the Fund may be adversely affected by political, regulatory, and market conditions affecting the particular industry, group of industries, market sector or geographic region.

●	Counterparty Risk. Commodity-linked derivatives, repurchase agreements, swap agreements and other forms of financial instruments that involve counterparties subject an ETP to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s bankruptcy or failure to perform its obligations.

●	Credit Risk. Certain of the ETPs are subject to the risk that a decline in the credit quality of a portfolio investment or a counterparty to a portfolio investment could cause the ETP’s share price to fall. The ETPs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

●	Emerging Markets Risk. There is an increased risk of price volatility associated with an ETP’s investments in, or exposure to, emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

●	Equity Risk. The prices of equity securities in which an ETP invests or is exposed to rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole.

●	Foreign Currency Risk. Currency movements may negatively impact the value of an ETP portfolio security even when there is no change in the value of the security in the issuer’s home country. Certain ETPs may not hedge against the risk of currency exchange rate fluctuations, while other ETPs may if there is volatility in currency exchange rates.

●	Foreign Securities Risk. An ETP’s investments in, or exposure to, foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

●	Large-Capitalization Risk. An ETP may invest in large-capitalization companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of small- and mid-cap companies or the market as a whole.

●	Mid-Capitalization Risk. An ETP may invest in mid-capitalization companies. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

●	Small-Capitalization Risk. An ETP may invest in small-capitalization companies. Small-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-cap companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends. During a period when the performance of small-cap stocks falls behind that of other types of investments, such as large-cap stocks, the ETP’s performance could be adversely affected.

●	Tracking Error Risk. Tracking error can arise due to factors such as the effect of transaction fees and expenses incurred by an ETP, changes in composition of the ETP’s benchmark, and the ability of the ETP manager or sponsor to successfully implement his or her investment strategy.

Illiquid Investments Risk. This risk exists when particular Fund investments are difficult to purchase or sell, which can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Tax Risk. If positions held by the Fund pursuant to its covered call strategy were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury Regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment in the hands of non-corporate shareholders or be eligible for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the MSCI All Country World Index (Net), which is an unmanaged free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of September 30, 2022 was -21.15%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	11.54%	2Q/2020
Lowest Return	-15.78%	1Q/2020

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(21.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.78%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of fund shares may exceed other average annual total returns due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed other average annual total returns due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.

AdvisorShares STAR Global Buy-Write ETF | AdvisorShares STAR Global Buy-Write ETF (Prospectus Summary) | MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.54%
5 Years	rr_AverageAnnualReturnYear05	14.40%
Since Inception	rr_AverageAnnualReturnSinceInception	11.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 17, 2012
AdvisorShares STAR Global Buy-Write ETF | AdvisorShares STAR Global Buy-Write ETF | AdvisorShares STAR Global Buy-Write ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VEGA
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[32]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.97%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[33]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[34]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.03%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	for at least one year from the date of this Prospectus.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 206
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	630
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,081
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,330
Annual Return 2013	rr_AnnualReturn2013	1.34%
Annual Return 2014	rr_AnnualReturn2014	5.96%
Annual Return 2015	rr_AnnualReturn2015	(1.96%)
Annual Return 2016	rr_AnnualReturn2016	6.83%
Annual Return 2017	rr_AnnualReturn2017	12.12%
Annual Return 2018	rr_AnnualReturn2018	(6.36%)
Annual Return 2019	rr_AnnualReturn2019	19.80%
Annual Return 2020	rr_AnnualReturn2020	7.76%
Annual Return 2021	rr_AnnualReturn2021	12.17%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	12.17%
5 Years	rr_AverageAnnualReturnYear05	8.74%
Since Inception	rr_AverageAnnualReturnSinceInception	5.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 17, 2012
AdvisorShares STAR Global Buy-Write ETF | AdvisorShares STAR Global Buy-Write ETF | AdvisorShares STAR Global Buy-Write ETF (Prospectus Summary) | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	12.01%
5 Years	rr_AverageAnnualReturnYear05	8.62%
Since Inception	rr_AverageAnnualReturnSinceInception	5.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 17, 2012
AdvisorShares STAR Global Buy-Write ETF | AdvisorShares STAR Global Buy-Write ETF | AdvisorShares STAR Global Buy-Write ETF (Prospectus Summary) | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.30%
5 Years	rr_AverageAnnualReturnYear05	6.87%
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 17, 2012
AdvisorShares Vice ETF | Advisor Shares Vice ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES VICE ETF NYSE Arca Ticker: VICE
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Vice ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of (i) companies that derive at least 50% of their net revenue from tobacco and alcoholic beverages, (ii) companies that derive at least 50% of their net revenue from the food and beverage industry, and (iii) companies that derive at least 50% of their net revenue from gaming activities. The term “gaming activities” includes casinos and casino hotels, sports betting (including internet gambling and racetracks), and lottery services as well as gaming services, gaming technology and gaming equipment (including video games and esports).

The Fund invests primarily in U.S. exchange listed equity securities, including common and preferred stock and American Depositary Receipts (“ADRs”). ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company. The investment strategy typically identifies a wide variety of large- and mid-capitalization stocks, as well as numerous small- and micro-cap stocks.

The Fund concentrates at least 25% of its investments in the Food, Beverage & Tobacco Industry Group within the Consumer Staples Sector. In addition to its investment in securities of companies that derive a significant portion of their assets or revenue from tobacco and alcoholic beverages, the food and beverage industry, and gaming activities, the Fund also will seek to invest in equity securities of companies that, in the opinion of the Advisor, engage in other vice-related business activities.

The Advisor may use a variety of methods for security selection and will seek to focus on firms that are fundamentally sound and have shown consistency in their financial results and earnings quality. As the Fund primarily focuses on certain industries, the Advisor intends to select companies with strong operating histories and dominant positions in their respective markets. The Advisor will utilize numerous outside analyst ratings and stock selection rating tools. In addition, the Advisor may invest the Fund’s assets in lesser-known companies that the Advisor believes have a unique opportunity for growth. At times, the Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their intrinsic value, as measured by the Advisor or outside analysts. The Fund may sell a security when the Advisor believes that the security is overvalued or better investment opportunities are available, or to limit position size within the Fund’s portfolio. The Fund’s strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

American Depositary Receipt Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries, changes in the exchange rates of, or exchange control regulations associated with, foreign currencies, and differing accounting, auditing, financial reporting, and legal standards and practices. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Consumer Staples Sector Risk: Consumer staples companies are subject to government regulation affecting their products which may negatively impact such companies’ performance. Also, the success of food, beverage, household and personal product companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and global economy, interest rates, competition and consumer confidence and spending.

Food, Beverage & Tobacco Industry Group Risk: Companies in the Food, Beverage & Tobacco Industry are very competitive and subject to a number of risks. Demographic and product trends, changing consumer preferences, nutritional and health-related concerns, competitive pricing, marketing campaigns, environmental factors, adverse changes in general economic conditions, government regulation, food inspection and processing control, consumer boycotts, risks of product tampering, product liability claims, and the availability and expense of liability insurance can affect the demand for, and success of, such companies’ products in the marketplace. Such companies also face risks associated with changing market prices as a result of, among other things, changes in government support and trading policies and agricultural conditions influencing the growth and harvest seasons. Tobacco companies in particular may be adversely affected by the adoption of proposed legislation and/or by litigation.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Gaming Companies Risk. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition of the gaming industry. Companies in the gaming industry include those engaged in casino operations, racetrack operations, sports and horse race betting operations, online gaming operations and/or the provision of related equipment and technologies. Companies in the gaming industry face intense competition, both domestically and internationally. Companies in the gaming industry are also highly regulated, and state and federal legislative changes and licensing issues (as well as the laws of other countries) can significantly impact their ability to operate in certain jurisdictions, the activities in which such companies are allowed to engage and the profitability of companies in the industry. As a result, the securities of gaming companies owned by the Fund may react similarly to, and move in unison with, one another. Furthermore, certain jurisdictions may impose additional restrictions on securities issued by gaming companies organized or operated in such jurisdictions that may be held by the Fund. The gaming industry may also be negatively affected by changes in general economic conditions, consumer tastes and discretionary income levels, intense competition, technological developments that may cause these companies to become obsolete quickly, financial resources, markets or personnel. Certain companies in the gaming industry are highly leveraged and may experience financial difficulty. In addition, the gaming industry is characterized by the use of various forms of intellectual property, which are dependent upon patented technologies, trademarked brands and proprietary information. Companies operating in the gaming industry are subject to the risk of significant litigation regarding intellectual property rights, which may adversely affect and financially harm companies in which the Fund may invest.

Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Large-Capitalization Risk. Large-cap securities tend to go in and out of favor based on market and economic conditions. During a period when the demand for large-cap securities is less than for other types of investments — small-cap securities, for instance — the Fund’s performance could be reduced.

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Mid-Capitalization Risk. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and Fund performance that is lower than expected.

Small- and Micro-Capitalization Risk. Security prices of small-cap companies may be more volatile than those of larger companies and, therefore, the Fund’s share price may be more volatile than it would be if it did not invest in small-cap companies. These risks are even greater for micro-cap companies.

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Value Investing Risk. Because the Fund may utilize a value style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Advisor’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is incorrect.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of September 30, 2022 was -28.23%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	19.18%	2Q/2020
Lowest Return	-23.87%	1Q/2020

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(28.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.87%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of fund shares may exceed other average annual total returns due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed other average annual total returns due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.

AdvisorShares Vice ETF | Advisor Shares Vice ETF (Prospectus Summary) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.71%
Since Inception	rr_AverageAnnualReturnSinceInception	17.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2017
AdvisorShares Vice ETF | AdvisorShares Vice ETF | Advisor Shares Vice ETF (Prospectus Summary)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VICE
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.64%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[35]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	for at least one year from the date of this Prospectus.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	454
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	831
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,889
Annual Return 2018	rr_AnnualReturn2018	(16.31%)
Annual Return 2019	rr_AnnualReturn2019	19.75%
Annual Return 2020	rr_AnnualReturn2020	23.31%
Annual Return 2021	rr_AnnualReturn2021	8.61%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	8.61%
Since Inception	rr_AverageAnnualReturnSinceInception	8.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2017
AdvisorShares Vice ETF | AdvisorShares Vice ETF | Advisor Shares Vice ETF (Prospectus Summary) | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.30%
Since Inception	rr_AverageAnnualReturnSinceInception	8.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2017
AdvisorShares Vice ETF | AdvisorShares Vice ETF | Advisor Shares Vice ETF (Prospectus Summary) | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.22%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2017

[1]	Total Annual Operating Expenses in this fee table may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of exchange-traded funds and/or money market funds in which it invested.
[2]	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of exchange-traded funds and/or money market funds in which it invests.
[3]	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of exchange-traded funds and/or money market funds in which it invests.
[4]	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of money market funds in which it invests.
[5]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.25% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.
[6]	Total Annual Operating Expenses and Total Annual Operating Expenses After Recapture in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of money market funds in which it invests.
[7]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.25% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”)may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed. The table above shows that the Advisor recaptured 0.08% during the most recent fiscal year, which is an expense of the Fund.
[8]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.90% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.
[9]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.99% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”)may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.
[10]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding a percentage of the Fund’s average daily net assets equal to the annual rate of the management fee, which can range from 0.65% to 0.85% due to a performance-based adjustment, for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated, without payment of any penalty, (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.
[11]	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of exchange-traded funds (including an affiliated ETF) and/or money market funds in which it invests.
[12]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.75% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated, without payment of any penalty, (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.
[13]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.99% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated, without payment of any penalty, (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.
[14]	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of the exchange-traded funds and/or money market funds in which it invests.
[15]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.49% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.
[16]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.75% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.
[17]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.35% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.
[18]	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of money market funds in which it invests.
[19]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.99% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.
[20]	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of money market funds in which it invests.
[21]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.99% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.
[22]	The Fund’s advisory fee is 0.60% less the acquired fund fees and expenses related to any investment in AdvisorShares Pure US Cannabis ETF.
[23]	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of any money market fund and/or affiliated ETF in which it invested.
[24]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.74% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.
[25]	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of any money market fund in which it invested.
[26]	The Advisor has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.74% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.
[27]	The management fee above reflects the base fee. Actual management fees may be higher or lower depending on the Fund’s performance compared to its performance benchmark and can range from 0.90% to 1.10%.
[28]	Total Annual Operating Expenses and Total Annual Operating Expenses After Recapture in this fee table may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of exchange-traded funds and/or money market funds in which it invests.
[29]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.45% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed. The table above shows that the Advisor recaptured 0.01% during the most recent fiscal year, which is an expense of the Fund.
[30]	Total Annual Operating Expenses in this fee table may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of exchange-traded funds and/or money market funds in which it invests.
[31]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.99% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated, without payment of any penalty, (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.
[32]	Restated to reflect current fees.
[33]	Total Annual Operating Expenses and Total Annual Operating Expenses After Recapture in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of exchange-traded funds and/or money market funds in which it invests.
[34]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.85% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed. The table above shows that the Advisor recaptured 0.03% during the most recent fiscal year, which is an expense of the Fund.
[35]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.99% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated, without payment of any penalty, (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.